UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Michael W. Stockton

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio
October 31, 2016
unaudited
Common stocks 69.68% Industrials 10.15%	Shares	Value (000)
General Electric Co.	69,491,053	$2,022,190
Lockheed Martin Corp.	8,119,400	2,000,458
Boeing Co.	6,745,000	960,690
BAE Systems PLC	126,401,776	839,333
Waste Management, Inc.	8,786,128	576,897
Ryanair Holdings PLC (ADR)[1]	6,452,401	484,511
Norfolk Southern Corp.	5,000,000	465,000
Caterpillar Inc.	5,119,000	427,232
Hubbell Inc.[2]	3,430,000	358,504
KONE Oyj, Class B	7,723,000	355,479
PACCAR Inc	6,220,500	341,630
Cummins Inc.	2,650,000	338,723
Edenred SA	11,360,000	263,189
Macquarie Infrastructure Corp.	3,170,000	259,338
Abertis Infraestructuras, SA, Class A	6,901,362	102,465
Sandvik AB	7,408,000	84,233
Geberit AG	127,000	53,736
R.R. Donnelley & Sons Co.	2,888,706	51,274
Douglas Dynamics, Inc.[2]	1,444,000	46,352
Fastenal Co.	800,000	31,184
LSC Communications, Inc.	790,562	19,163
CEVA Group PLC[1,2,3,4]	35,229	10,568
Atrium Corp.[1,3,5]	1,807	2
		10,092,151
Information technology 9.36%
Microsoft Corp.	51,193,209	3,067,497
Intel Corp.	56,401,100	1,966,706
Taiwan Semiconductor Manufacturing Co., Ltd.	181,623,000	1,084,875
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,836,470	119,314
Texas Instruments Inc.	13,653,000	967,315
Analog Devices, Inc.	14,616,091	936,891
International Business Machines Corp.	2,186,100	335,982
Maxim Integrated Products, Inc.	7,046,000	279,233
Linear Technology Corp.	2,700,000	162,162
Vanguard International Semiconductor Corp.	71,728,000	146,377
Paychex, Inc.	2,285,500	126,160
Quanta Computer Inc.	33,916,655	68,785
Versum Materials, Inc.[1]	1,024,443	23,255
Corporate Risk Holdings I, Inc.[1,2,3]	2,205,215	19,207
Corporate Risk Holdings Corp.[1,2,3]	11,149	—
		9,303,759
Consumer staples 8.33%
Procter & Gamble Co.	20,176,700	1,751,338
Reynolds American Inc.	20,846,668	1,148,235
Coca-Cola Co.	26,901,000	1,140,602
The Income Fund of America — Page 1 of 41

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Philip Morris International Inc.	10,668,607	$1,028,880
Altria Group, Inc.	12,191,000	806,069
British American Tobacco PLC	12,392,400	711,621
Kellogg Co.	5,851,859	439,650
Nestlé SA	4,395,000	318,671
Hershey Co.	3,000,000	307,380
Kraft Heinz Co.	2,278,000	202,628
Sysco Corp.	2,285,000	109,954
Campbell Soup Co.	2,000,000	108,680
General Mills, Inc.	1,750,000	108,465
Costco Wholesale Corp.	630,000	93,158
		8,275,331
Health care 7.27%
Merck & Co., Inc.	45,448,227	2,668,720
GlaxoSmithKline PLC	63,811,000	1,264,124
Pfizer Inc.	39,814,280	1,262,511
AstraZeneca PLC	10,916,583	613,044
Eli Lilly and Co.	6,174,000	455,888
Bristol-Myers Squibb Co.	8,089,000	411,811
AbbVie Inc.	4,200,000	234,276
Novartis AG	2,355,000	167,543
Novartis AG (ADR)	500,000	35,510
Sanofi	1,460,000	113,729
Rotech Healthcare Inc.[1,2,3]	543,172	1,542
		7,228,698
Energy 6.04%
Spectra Energy Corp	27,235,500	1,138,716
Royal Dutch Shell PLC, Class B	21,747,147	562,982
Royal Dutch Shell PLC, Class B (ADR)	10,246,000	535,968
Chevron Corp.	10,440,000	1,093,590
BP PLC	143,750,000	851,070
Schlumberger Ltd.	5,980,500	467,855
ConocoPhillips	9,450,000	410,602
Exxon Mobil Corp.	3,014,000	251,126
Enbridge Inc. (CAD denominated)	5,692,584	245,817
Enbridge Inc.	100,450	4,337
Helmerich & Payne, Inc.	2,879,000	181,694
Keyera Corp.	5,044,000	151,399
Coal India Ltd.	17,000,000	82,828
Peyto Exploration & Development Corp.	810,000	20,810
Southwestern Energy Co.[1]	409,798	4,258
Denbury Resources Inc.[1]	270,000	645
Ascent Resources - Utica, LLC, Class A1,3	86,629,567	—
		6,003,697
Financials 5.85%
JPMorgan Chase & Co.	23,301,165	1,613,839
CME Group Inc., Class A	10,140,400	1,015,054
Wells Fargo & Co.	21,130,915	972,233
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	76,813,000	452,407
National Australia Bank Ltd.	19,535,000	416,088
Toronto-Dominion Bank (CAD denominated)	8,480,000	384,770
PacWest Bancorp	5,868,000	254,612
The Income Fund of America — Page 2 of 41

unaudited
Common stocks Financials (continued)	Shares	Value (000)
BlackRock, Inc.	600,000	$204,744
Apollo Global Management, LLC, Class A	5,479,700	100,169
Umpqua Holdings Corp.	5,541,365	84,672
Redwood Trust, Inc.[2]	5,444,717	76,553
Svenska Handelsbanken AB, Class A	5,236,729	71,430
AXA SA	2,685,000	60,526
Prudential PLC	2,970,000	48,513
Aozora Bank, Ltd.	8,673,000	28,698
Donnelley Financial Solutions, Inc.[1]	1,283,634	27,534
		5,811,842
Consumer discretionary 4.90%
McDonald’s Corp.	13,798,965	1,553,349
Target Corp.	9,450,000	649,499
Home Depot, Inc.	5,295,000	646,043
Las Vegas Sands Corp.	5,350,000	309,658
Hasbro, Inc.	3,516,373	293,301
ProSiebenSat.1 Media SE	6,645,000	286,384
General Motors Co.	7,583,112	239,626
Nokian Renkaat Oyj[2]	6,815,161	228,705
Marriott International, Inc., Class A	2,120,000	145,644
Compass Group PLC	7,411,761	134,356
Charter Communications, Inc., Class A1	433,120	108,232
Taylor Wimpey plc	42,915,000	74,432
Sands China Ltd.	16,678,600	72,581
SES SA, Class A (FDR)	2,870,000	66,004
Pearson PLC	5,700,000	52,849
TopBuild Corp.[1]	360,000	10,847
Adelphia Recovery Trust, Series ACC-1[1,3]	9,913,675	15
		4,871,525
Real estate 4.03%
Crown Castle International Corp.	10,659,000	969,863
Digital Realty Trust, Inc.	7,635,000	713,338
Iron Mountain Inc.[2]	13,724,780	462,937
Public Storage	1,935,000	413,548
Prologis, Inc.	7,890,000	411,542
Lamar Advertising Co., Class A	5,383,322	341,572
Outfront Media Inc.[2]	9,064,824	194,984
Link Real Estate Investment Trust	19,651,812	140,125
Camden Property Trust	1,270,300	103,453
Simon Property Group, Inc.	470,100	87,420
Sun Hung Kai Properties Ltd.	5,660,234	84,514
Fibra Uno Administración, SA de CV	30,266,800	57,760
Macquarie Mexican REIT	15,200,000	19,148
		4,000,204
Materials 3.71%
E.I. du Pont de Nemours and Co.	14,953,953	1,028,682
Dow Chemical Co.	14,804,900	796,652
LyondellBasell Industries NV	6,190,000	492,415
BASF SE	5,000,000	440,747
WestRock Co.	9,314,832	430,252
Air Products and Chemicals, Inc.	2,048,886	273,362
Amcor Ltd.	7,785,000	87,054
The Income Fund of America — Page 3 of 41

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Rio Tinto PLC	2,500,000	$86,889
Potash Corp. of Saskatchewan Inc.	2,000,000	32,560
Warrior Met Coal, LLC, Class B1,3,5	37,529	10,321
Warrior Met Coal, LLC, Class A1,3,5	13,929	3,830
		3,682,764
Telecommunication services 3.65%
Verizon Communications Inc.	34,285,921	1,649,153
Telstra Corp. Ltd.	171,521,533	649,773
Vodafone Group PLC	134,100,000	368,983
Vodafone Group PLC (ADR)	1,000,000	27,840
AT&T Inc.	10,170,000	374,154
NTT DoCoMo, Inc.	8,090,000	203,696
Deutsche Telekom AG	11,025,000	179,664
TalkTalk Telecom Group PLC[2]	58,421,891	145,591
Mobile TeleSystems OJSC (ADR)	2,270,000	17,502
NII Holdings, Inc.[1,2]	5,194,089	12,726
		3,629,082
Utilities 3.45%
Power Assets Holdings Ltd.	82,093,500	772,185
Duke Energy Corp.	7,424,999	594,148
Dominion Resources, Inc.	7,335,000	551,592
DTE Energy Co.	3,500,000	336,035
EDP - Energias de Portugal, SA	91,826,149	303,515
HK Electric Investments and HK Electric Investments Ltd., units	230,870,000	228,621
Enel SPA	50,612,000	217,793
National Grid PLC	11,600,000	151,213
SSE PLC	6,627,751	129,068
PG&E Corp.	1,492,607	92,721
Cheung Kong Infrastructure Holdings Ltd.	6,033,000	49,435
		3,426,326
Miscellaneous 2.94%
Other common stocks in initial period of acquisition		2,925,527
Total common stocks (cost: $54,053,191,000)		69,250,906
Preferred securities 0.45% Financials 0.36%
Citigroup Inc., Series K, depositary shares	2,463,848	70,688
Citigroup Inc. 7.875% preferred	2,637,610	68,604
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	58,145
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	56,400
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	39,220
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,263,198	33,652
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	31,284
		357,993
Real estate 0.09%
Vornado Realty Trust, Series I, 6.625%	3,380,000	85,987
Total preferred securities (cost: $421,202,000)		443,980
The Income Fund of America — Page 4 of 41

unaudited
Rights & warrants 0.00% Utilities 0.00%	Shares	Value (000)
TCEH Corp.[1,3,5,6]	596,525	$1,104
Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[1,3,5]	8,514	—
Total rights & warrants (cost: $3,125,000)		1,104
Convertible stocks 0.70% Real estate 0.22%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,375,000	150,907
American Tower Corp., Series A, convertible preferred	600,000	67,104
		218,011
Telecommunication services 0.16%
Frontier Communications Corp., Series A, convertible preferred	1,925,000	160,757
Materials 0.08%
Alcoa Inc., Class B, Series 1, cummulative convertible preferred 2017	2,500,000	77,250
Energy 0.05%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	2,060,000	51,644
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	31,347
Industrials 0.02%
CEVA Group PLC, Series A-1, 3.88% convertible preferred[1,2,3,4]	29,937	12,349
CEVA Group PLC, Series A-2, 2.88% convertible preferred[1,2,3,4]	13,633	4,090
		16,439
Miscellaneous 0.14%
Other convertible stocks in initial period of acquisition		141,347
Total convertible stocks (cost: $830,858,000)		696,795
Convertible bonds 0.76% Financials 0.73%	Principal amount (000)
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.55% 2017	$ 6,625	197,875
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 4.52% 2016	4,206	125,583
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 5.12% 2017	7,159	213,776
Goldman Sachs, Equity Linked Notes (Costco Wholesale Corp.), 3.64% 2017	1,112	163,555
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	21,200	21,889
		722,678
Energy 0.00%
American Energy (Permian Basin), convertible notes, 8.00% 2022[5,7]	24,453	4,279
The Income Fund of America — Page 5 of 41

unaudited
Convertible bonds Miscellaneous 0.03%	Principal amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$30,002
Total convertible bonds (cost: $782,916,000)		756,959
Bonds, notes & other debt instruments 23.15% Corporate bonds & notes 14.97% Energy 2.33%
American Energy (Marcellus), Term Loan A, 8.50% 2021[8,9,10]	$ 29,601	2,808
American Energy (Marcellus), Term Loan B, 5.25% 2020[8,9,10]	30,600	17,423
American Energy (Permian Basin), 7.259% 2019[5,10]	10,000	7,425
American Energy (Permian Basin) 7.125% 2020[5]	33,860	25,141
American Energy (Permian Basin) 7.375% 2021[5]	11,835	8,787
Anadarko Petroleum Corp. 6.375% 2017	1,264	1,317
Anadarko Petroleum Corp. 5.55% 2026	15,605	17,779
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,304
Anadarko Petroleum Corp. 6.60% 2046	3,620	4,446
Antero Resources Corp. 5.375% 2024[5]	3,100	3,129
APT Pipelines Ltd. 4.20% 2025[5]	11,000	11,383
Ascent Resources Utica, LLC, 15.00% 2019[3,7,8,9,10]	15,095	8,226
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[5]	9,810	9,638
Boardwalk Pipeline Partners 3.375% 2023	3,000	2,922
Boardwalk Pipelines, LP 4.95% 2024	3,315	3,455
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,510
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,467
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,147
Cenovus Energy Inc. 3.00% 2022	5,970	5,817
Cenovus Energy Inc. 3.80% 2023	19,005	18,777
Cheniere Energy, Inc. 7.00% 2024[5]	7,260	7,732
Chesapeake Energy Corp. 4.13% 2019[10]	26,450	24,532
Chesapeake Energy Corp. 4.875% 2022	14,400	12,312
Chesapeake Energy Corp. 8.00% 2022[5]	8,000	8,160
Chesapeake Energy Corp., Term Loan, 8.50% 2021[8,9,10]	15,150	16,218
Chevron Corp. 2.954% 2026	6,780	6,918
Concho Resources Inc. 5.50% 2023	7,000	7,196
ConocoPhillips 4.20% 2021	6,520	7,072
ConocoPhillips 4.95% 2026	4,025	4,526
ConocoPhillips 5.95% 2046	10,035	12,419
CONSOL Energy Inc. 5.875% 2022	51,300	47,473
DCP Midstream Operating LP 4.95% 2022	13,815	14,229
Denbury Resources Inc. 9.00% 2021[5]	7,713	7,983
Devon Energy Corp. 5.00% 2045	6,975	6,782
Diamond Offshore Drilling, Inc. 4.875% 2043	43,845	32,352
Ecopetrol SA 5.875% 2023	2,820	3,032
Ecopetrol SA 5.375% 2026	3,885	3,930
Ecopetrol SA 5.875% 2045	1,055	936
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,470
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	31,004
Enbridge Energy Partners, LP 9.875% 2019	10,500	12,143
Enbridge Energy Partners, LP 4.375% 2020	16,770	17,910
Enbridge Energy Partners, LP 5.875% 2025	23,370	26,927
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,256
Enbridge Energy Partners, LP 7.375% 2045	36,315	46,949
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,551
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,465
The Income Fund of America — Page 6 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Inc. 5.60% 2017	$20,067	$20,445
Enbridge Inc. 4.00% 2023	22,395	22,983
Enbridge Inc. 3.50% 2024	515	514
Energy Transfer Partners, LP 4.15% 2020	5,000	5,222
Energy Transfer Partners, LP 7.50% 2020	9,250	10,129
Energy Transfer Partners, LP 5.875% 2024	11,800	12,007
Energy Transfer Partners, LP 4.75% 2026	9,350	9,658
Energy Transfer Partners, LP 5.50% 2027	16,580	16,248
Energy Transfer Partners, LP 6.125% 2045	7,325	7,654
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,660
EnLink Midstream Partners, LP 4.40% 2024	4,410	4,396
EnLink Midstream Partners, LP 4.15% 2025	11,760	11,484
EnLink Midstream Partners, LP 5.05% 2045	9,810	8,783
Ensco PLC 5.20% 2025	11,300	9,256
Ensco PLC 5.75% 2044	22,295	14,993
Enterprise Products Operating LLC 5.20% 2020	3,910	4,361
Enterprise Products Operating LLC 2.85% 2021	4,805	4,947
Enterprise Products Operating LLC 3.95% 2027	2,255	2,349
Enterprise Products Operating LLC 4.90% 2046	310	322
EOG Resources, Inc. 4.15% 2026	3,830	4,170
EP Energy Corp. 9.375% 2020	5,750	4,528
EP Energy Corp. 6.375% 2023	13,995	9,587
Extraction Oil & Gas Holdings LLC 7.875% 2021[5]	2,900	3,081
Genesis Energy, LP 6.75% 2022	13,675	14,119
Halliburton Co. 3.80% 2025	10,395	10,838
Halliburton Co. 5.00% 2045	1,860	2,051
Jupiter Resources Inc. 8.50% 2022[5]	34,650	28,586
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,911
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,899
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,793
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,519
Kinder Morgan Energy Partners, LP 3.50% 2023	1,015	1,016
Kinder Morgan Energy Partners, LP 4.25% 2024	7,415	7,660
Kinder Morgan Energy Partners, LP 6.95% 2038	460	527
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	19,169
Kinder Morgan Energy Partners, LP 5.40% 2044	9,660	9,720
Kinder Morgan Energy Partners, LP 5.50% 2044	6,786	6,901
Kinder Morgan, Inc. 3.05% 2019	8,070	8,275
Kinder Morgan, Inc. 4.30% 2025	23,890	24,913
Kinder Morgan, Inc. 5.55% 2045	6,160	6,397
NGL Energy Partners LP 5.125% 2019	18,715	18,621
NGL Energy Partners LP 6.875% 2021	27,025	26,755
NGL Energy Partners LP 7.50% 2023[5]	1,780	1,793
NGPL PipeCo LLC 7.119% 2017[5]	58,790	61,564
NGPL PipeCo LLC 9.625% 2019[5]	67,700	71,423
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[8,9,10]	126	126
Noble Corp. PLC 5.25% 2018	7,555	7,522
Noble Corp. PLC 7.20% 2025	24,605	20,115
Noble Corp. PLC 8.20% 2045	25,605	17,379
Oasis Petroleum Inc. 6.875% 2022	3,650	3,632
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[5,9]	1,395	460
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,9]	4,162	884
Parsley Energy, Inc. 6.25% 2024[5]	3,050	3,218
PDC Energy Inc. 7.75% 2022	44,830	47,856
The Income Fund of America — Page 7 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Peabody Energy Corp. 6.00% 2018[11]	$35,045	$15,595
Peabody Energy Corp., Term Loan, 10.00% 2017[8,9,10]	7,000	7,318
Petrobras Global Finance Co. 6.85% 2115	2,775	2,380
Petrobras International Finance Co. 5.75% 2020	6,535	6,760
Petrobras International Finance Co. 5.375% 2021	28,655	28,446
Petróleos Mexicanos 3.50% 2018	14,280	14,548
Petróleos Mexicanos 5.50% 2019[5]	13,925	14,774
Petróleos Mexicanos 6.375% 2021[5]	15,935	17,473
Petróleos Mexicanos 3.50% 2023	11,000	10,417
Petróleos Mexicanos 4.50% 2026	8,775	8,499
Petróleos Mexicanos 6.875% 2026[5]	8,550	9,579
Petróleos Mexicanos 5.625% 2046	7,290	6,331
Petróleos Mexicanos 6.75% 2047[5]	5,540	5,498
Phillips 66 Partners LP 3.605% 2025	1,640	1,657
Phillips 66 Partners LP 3.55% 2026	745	744
Phillips 66 Partners LP 4.68% 2045	245	238
Phillips 66 Partners LP 4.90% 2046	4,980	4,968
Pioneer Natural Resources Co. 3.45% 2021	7,015	7,316
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,9]	8,562	7,749
Range Resources Corp. 4.875% 2025	20,650	19,835
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,9]	13,318	14,317
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,540
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	1,000	1,135
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,9]	10,325	12,016
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,855	15,373
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	35	38
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	11,213
Rice Energy Inc. 6.25% 2022	16,125	16,488
Rice Energy Inc. 7.25% 2023	1,350	1,438
Royal Dutch Shell PLC 1.75% 2021	9,560	9,455
Royal Dutch Shell PLC 2.50% 2026	400	389
Royal Dutch Shell PLC 3.75% 2046	2,900	2,784
Sabine Pass Liquefaction, LLC 5.625% 2021	42,125	44,652
Sabine Pass Liquefaction, LLC 6.25% 2022	7,000	7,700
Sabine Pass Liquefaction, LLC 5.625% 2023	5,000	5,338
Sabine Pass Liquefaction, LLC 5.75% 2024	8,860	9,414
Sabine Pass Liquefaction, LLC 5.625% 2025	24,905	26,430
Sabine Pass Liquefaction, LLC 5.00% 2027[5]	12,700	12,954
Schlumberger BV 3.00% 2020[5]	6,645	6,900
Schlumberger BV 3.625% 2022[5]	7,065	7,526
Schlumberger BV 4.00% 2025[5]	8,575	9,224
Seven Generations Energy Ltd. 6.75% 2023[5]	15,485	16,453
Shell International Finance BV 1.875% 2021	20,205	20,087
Shell International Finance BV 2.875% 2026	4,635	4,651
SM Energy Co. 5.625% 2025	21,600	20,682
SM Energy Co. 6.75% 2026	2,625	2,696
Southwestern Energy Co. 4.10% 2022	30,910	27,819
Southwestern Energy Co. 6.70% 2025	44,150	42,274
Spectra Energy Partners, LP 4.75% 2024	3,250	3,558
Spectra Energy Partners, LP 3.375% 2026	1,580	1,574
Spectra Energy Partners, LP 4.50% 2045	1,280	1,271
Statoil ASA 3.125% 2017	10,000	10,155
Statoil ASA 2.75% 2021	3,085	3,197
Statoil ASA 3.25% 2024	850	895
The Income Fund of America — Page 8 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Statoil ASA 4.25% 2041	$3,000	$3,134
StatoilHydro ASA 1.80% 2016	10,000	10,005
Sunoco LP 6.25% 2021	34,605	35,557
Tallgrass Energy Partners, LP 5.50% 2024[5]	350	349
Targa Resources Corp. 4.125% 2019	40,955	41,518
Targa Resources Corp. 5.125% 2025[5]	4,300	4,311
Targa Resources Partners LP 6.75% 2024	11,255	11,989
Targa Resources Partners LP 5.375% 2027[5]	4,300	4,311
TC PipeLines, LP 4.375% 2025	11,815	12,207
Teekay Corp. 8.50% 2020	68,466	62,646
Tesoro Logistics LP 5.50% 2019	16,200	17,293
Tesoro Logistics LP 6.125% 2021	1,080	1,131
Tesoro Logistics LP 6.25% 2022	7,900	8,414
Tesoro Logistics LP 6.375% 2024	1,220	1,321
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,949
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	41,150	33,023
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	2,820	2,859
Transocean Inc. 6.80% 2016	18,395	18,441
Transocean Inc. 8.125% 2021	20,000	19,404
Transocean Inc. 9.00% 2023[5]	5,875	5,769
Weatherford International PLC 7.75% 2021	9,700	9,833
Weatherford International PLC 4.50% 2022	32,155	29,100
Weatherford International PLC 8.25% 2023	35,750	37,091
Weatherford International PLC 7.00% 2038	39,545	32,822
Weatherford International PLC 6.75% 2040	72,630	57,922
Weatherford International PLC 5.95% 2042	5,000	3,800
Western Gas Partners LP 2.60% 2018	1,150	1,152
Western Gas Partners LP 3.95% 2025	3,045	3,051
Western Gas Partners LP 4.65% 2026	2,610	2,741
Williams Companies, Inc. 3.70% 2023	20,055	19,503
Williams Partners LP 5.25% 2020	1,960	2,122
Williams Partners LP 4.00% 2021	2,900	3,042
Williams Partners LP 3.60% 2022	4,920	5,014
Williams Partners LP 4.30% 2024	3,190	3,281
Williams Partners LP 3.90% 2025	11,775	11,769
Williams Partners LP 4.00% 2025	14,725	14,795
Williams Partners LP 4.90% 2045	3,260	3,054
Williams Partners LP 5.10% 2045	6,965	6,724
Woodside Finance Ltd. 4.60% 2021[5]	18,935	20,104
		2,314,109
Consumer discretionary 2.13%
21st Century Fox America, Inc. 4.95% 2045	415	458
Adient Global Holdings Ltd. 4.875% 2026[5]	2,030	2,002
Amazon.com, Inc. 4.80% 2034	12,000	13,750
American Honda Finance Corp. 1.20% 2019	11,000	10,927
American Honda Finance Corp. 2.25% 2019	8,500	8,681
American Honda Finance Corp. 1.65% 2021	8,850	8,746
American Honda Finance Corp. 2.30% 2026	425	418
Bayerische Motoren Werke AG 2.00% 2021[5]	2,000	2,003
Bayerische Motoren Werke AG 2.25% 2023[5]	1,000	987
Boyd Gaming Corp. 6.875% 2023	16,125	17,334
Burger King Corp. 4.625% 2022[5]	9,000	9,315
Burger King Corp. 6.00% 2022[5]	26,025	27,287
The Income Fund of America — Page 9 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cablevision Systems Corp. 7.75% 2018	$20,800	$21,970
Cablevision Systems Corp. 8.00% 2020	20,000	21,250
Cablevision Systems Corp. 6.75% 2021	22,199	23,420
Cablevision Systems Corp. 5.50% 2027[5]	7,850	7,982
Carnival Corp. 3.95% 2020	11,290	12,136
CBS Corp. 1.95% 2017	5,000	5,020
CBS Outdoor Americas Inc. 5.25% 2022[2]	28,750	29,864
CBS Outdoor Americas Inc. 5.625% 2024[2]	3,396	3,545
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[5]	11,045	11,463
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[5]	9,715	10,363
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	1,400	1,461
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[5]	40,510	43,784
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[5]	14,350	14,780
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	68,675	71,722
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[5]	5,750	6,631
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[5]	4,475	5,278
Cengage Learning Acquisitions, Inc., Term Loan B, 5.25% 2023[8,9,10]	4,936	4,848
Cengage Learning Acquisitions, Inc. 9.50% 2024[5]	3,375	3,156
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	71,160	69,203
Comcast Corp. 2.35% 2027	5,220	5,052
Comcast Corp. 6.45% 2037	25,000	33,575
Comcast Corp. 4.75% 2044	4,855	5,511
Cooper-Standard Holdings Inc. 5.625% 2026[5]	4,185	4,211
Cox Communications, Inc. 5.875% 2016[5]	25,000	25,093
Cumulus Media Holdings Inc. 7.75% 2019	34,160	14,347
Cumulus Media Inc., Term Loan B, 4.25% 2020[8,9,10]	10,624	7,384
DaimlerChrysler North America Holding Corp. 1.375% 2017[5]	8,585	8,589
DaimlerChrysler North America Holding Corp. 1.50% 2019[5]	11,000	10,928
DaimlerChrysler North America Holding Corp. 2.25% 2019[5]	14,000	14,188
DaimlerChrysler North America Holding Corp. 2.25% 2020[5]	10,660	10,784
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	10,600	10,531
DaimlerChrysler North America Holding Corp. 3.25% 2024[5]	770	803
DaimlerChrysler North America Holding Corp. 3.30% 2025[5]	2,000	2,072
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,206
Delta 2 (Formula One), Term Loan B, 7.75% 2022[8,9,10]	14,125	14,231
DISH DBS Corp. 4.625% 2017	23,825	24,331
DISH DBS Corp. 4.25% 2018	16,575	17,010
DISH DBS Corp. 7.875% 2019	1,425	1,590
Dollar Tree Inc. 5.25% 2020	4,025	4,186
Dollar Tree Inc. 5.75% 2023	16,550	17,646
Federated Department Stores, Inc. 6.90% 2029	7,925	8,910
Ford Motor Credit Co. 8.00% 2016	1,500	1,512
Ford Motor Credit Co. 2.145% 2018	8,170	8,206
Ford Motor Credit Co. 2.375% 2018	10,905	10,983
Ford Motor Credit Co. 2.597% 2019	7,270	7,359
Ford Motor Credit Co. 2.943% 2019	9,000	9,188
Ford Motor Credit Co. 3.157% 2020	10,000	10,274
Ford Motor Credit Co. 3.219% 2022	16,000	16,339
Ford Motor Credit Co. 4.375% 2023	8,850	9,418
Ford Motor Credit Co. 3.664% 2024	7,000	7,095
Ford Motor Credit Co. 4.134% 2025	5,000	5,208
Ford Motor Credit Co. 4.389% 2026	2,000	2,113
Gannett Co., Inc. 5.125% 2019	7,925	8,163
Gannett Co., Inc. 4.875% 2021[5]	2,315	2,419
The Income Fund of America — Page 10 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Gannett Co., Inc. 5.50% 2024[5]	$2,955	$3,040
General Motors Co. 4.00% 2025	5,740	5,803
General Motors Co. 6.60% 2036	13,260	15,730
General Motors Co. 5.20% 2045	8,000	8,195
General Motors Co. 6.75% 2046	14,185	17,486
General Motors Financial Co. 6.75% 2018	2,760	2,963
General Motors Financial Co. 2.35% 2019	18,500	18,493
General Motors Financial Co. 3.50% 2019	8,795	9,055
General Motors Financial Co. 3.70% 2020	2,725	2,811
General Motors Financial Co. 3.20% 2021	10,250	10,367
General Motors Financial Co. 4.375% 2021	21,275	22,633
General Motors Financial Co. 3.45% 2022	33,990	34,415
General Motors Financial Co. 4.00% 2026	8,116	8,089
Hilton Worldwide Finance LLC 5.625% 2021	9,565	9,853
Hilton Worldwide Holdings Inc. 4.25% 2024[5]	5,150	5,189
Hilton Worldwide, Term Loan B, 3.50% 2020[8,9,10]	1,296	1,303
Hilton Worldwide, Term Loan B, 3.034% 2023[8,9,10]	13,250	13,338
Home Depot, Inc. 2.125% 2026	5,000	4,830
Home Depot, Inc. 5.95% 2041	12,500	16,776
Home Depot, Inc. 3.50% 2056	820	765
Hyundai Capital America 2.00% 2019[5]	5,070	5,075
Hyundai Capital America 2.60% 2020[5]	3,250	3,298
Hyundai Capital America 3.00% 2020[5]	2,000	2,056
Hyundai Capital America 2.45% 2021[5]	14,000	14,105
iHeartCommunications, Inc. 10.625% 2023	10,020	7,277
International Game Technology 6.25% 2022[5]	14,000	14,923
Limited Brands, Inc. 8.50% 2019	16,105	18,803
Limited Brands, Inc. 7.00% 2020	21,271	24,355
Limited Brands, Inc. 6.625% 2021	23,754	27,436
Limited Brands, Inc. 6.875% 2035	20,425	21,753
McClatchy Co. 9.00% 2022	10,550	11,052
McDonald’s Corp. 3.70% 2026	1,355	1,437
McDonald’s Corp. 4.875% 2045	2,165	2,436
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[8,9,10]	12,903	12,941
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	17,225	17,806
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,115
MGM Resorts International 8.625% 2019	10,100	11,381
MGM Resorts International 6.75% 2020	7,350	8,218
MGM Resorts International 7.75% 2022	17,000	19,715
Michaels Stores, Inc. 5.875% 2020[5]	14,125	14,584
Myriad International Holdings 6.375% 2017[5]	12,500	12,909
Myriad International Holdings 6.375% 2017	2,500	2,582
Myriad International Holdings 6.00% 2020[5]	45,655	50,363
Myriad International Holdings 6.00% 2020	25,705	28,356
Myriad International Holdings 5.50% 2025	6,140	6,525
NBC Universal Enterprise, Inc. 1.565% 2018[5,10]	8,625	8,687
NBC Universal Enterprise, Inc. 5.25% 2049[5]	37,105	39,621
NCL Corp. Ltd. 5.25% 2019[5]	8,050	8,231
Needle Merger Sub Corp. 8.125% 2019[5]	13,363	13,363
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	50,230	41,691
Neiman Marcus Group LTD Inc. 8.75% 2021[5,7]	14,555	11,562
Neiman Marcus, Term Loan B, 4.25% 2020[8,9,10]	36,426	33,578
Newell Rubbermaid Inc. 2.60% 2019	6,450	6,584
Newell Rubbermaid Inc. 3.15% 2021	22,180	23,122
The Income Fund of America — Page 11 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Newell Rubbermaid Inc. 3.85% 2023	$11,335	$12,044
Newell Rubbermaid Inc. 4.20% 2026	23,205	25,102
Newell Rubbermaid Inc. 5.50% 2046	49,095	58,041
PETCO Animal Supplies, Inc., Term Loan B-1, 5.00% 2023[8,9,10]	6,650	6,719
PETsMART, Inc. 7.125% 2023[5]	29,025	30,440
Playa Resorts Holding BV 8.00% 2020[5]	24,490	25,347
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[8,9,10]	5,332	5,332
President & Fellows of Harvard College 3.619% 2037	10,000	10,703
RCI Banque 3.50% 2018[5]	13,150	13,486
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	11,325	12,146
Schaeffler Finance BV 4.25% 2021[5]	7,070	7,291
Schaeffler Verwaltungs 4.125% 2021[5,7]	4,325	4,438
Schaeffler Verwaltungs 4.50% 2023[5,7]	1,250	1,269
Schaeffler Verwaltungs 4.75% 2026[5,7]	275	275
Seminole Tribe of Florida 6.535% 2020[5,9]	6,260	6,323
Sotheby’s Holdings, Inc. 5.25% 2022[5]	8,535	8,450
Standard Pacific Corp. 8.375% 2021	2,475	2,951
Starbucks Corp. 2.70% 2022	1,000	1,039
Starbucks Corp. 4.30% 2045	1,500	1,708
Tenneco Inc. 5.00% 2026	5,050	5,088
Thomson Reuters Corp. 1.30% 2017	1,510	1,511
Thomson Reuters Corp. 1.65% 2017	4,350	4,362
Thomson Reuters Corp. 4.30% 2023	1,285	1,393
Thomson Reuters Corp. 5.65% 2043	1,425	1,624
TI Automotive Ltd. 8.75% 2023[5]	10,285	10,902
Time Warner Cable Inc. 6.75% 2018	18,630	20,136
Time Warner Cable Inc. 5.00% 2020	35,000	37,790
Time Warner Inc. 4.75% 2021	15,000	16,532
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,005
Toyota Motor Credit Corp. 1.70% 2019	2,000	2,011
Toyota Motor Credit Corp. 2.15% 2020	15,000	15,246
Univision Communications Inc. 8.50% 2021[5]	5,190	5,349
Univision Communications Inc. 6.75% 2022[5]	6,530	6,906
Univision Communications Inc. 5.125% 2023[5]	1,250	1,275
Univision Communications Inc. 5.125% 2025[5]	1,305	1,313
Univision Communications Inc., Term Loan C3, 4.00% 2020[8,9,10]	16,826	16,872
Virgin Media Secured Finance PLC 5.375% 2021[5,9]	15,840	16,414
Volkswagen International Finance NV 2.375% 2017[5]	14,500	14,562
Warner Music Group 5.625% 2022[5]	11,887	12,407
Warner Music Group 6.75% 2022[5]	8,000	8,480
Warner Music Group 5.00% 2023[5]	3,250	3,299
Warner Music Group 4.875% 2024[5]	4,650	4,662
WPP Finance 2010 3.75% 2024	2,000	2,111
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	6,725	6,927
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[5]	8,225	7,968
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[5]	5,600	5,628
Wynn Macau, Ltd. 5.25% 2021[5]	36,025	36,331
YUM! Brands, Inc. 5.00% 2024[5]	9,945	10,243
YUM! Brands, Inc. 5.25% 2026[5]	4,975	5,199
ZF Friedrichshafen AG 4.00% 2020[5]	5,065	5,350
ZF Friedrichshafen AG 4.50% 2022[5]	16,795	17,824
ZF Friedrichshafen AG 4.75% 2025[5]	22,595	23,922
		2,122,059
The Income Fund of America — Page 12 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 2.12%	Principal amount (000)	Value (000)
AbbVie Inc. 2.30% 2021	$14,335	$14,354
AbbVie Inc. 2.90% 2022	7,200	7,290
AbbVie Inc. 3.20% 2022	2,675	2,756
AbbVie Inc. 2.85% 2023	4,700	4,731
AbbVie Inc. 3.60% 2025	10,000	10,199
AbbVie Inc. 3.20% 2026	15,275	15,060
AbbVie Inc. 4.50% 2035	5,705	5,842
AbbVie Inc. 4.30% 2036	1,080	1,086
AbbVie Inc. 4.45% 2046	12,840	12,823
Actavis Funding SCS 2.35% 2018	11,135	11,249
Actavis Funding SCS 3.00% 2020	16,590	17,126
Actavis Funding SCS 3.45% 2022	20,180	21,006
Actavis Funding SCS 3.80% 2025	35,940	37,402
Actavis Funding SCS 4.55% 2035	11,250	11,660
Actavis Funding SCS 4.75% 2045	16,290	17,171
Aetna Inc. 1.70% 2018	18,275	18,338
Aetna Inc. 1.90% 2019	21,000	21,182
Aetna Inc. 2.40% 2021	31,295	31,617
Aetna Inc. 2.80% 2023	1,575	1,596
Aetna Inc. 3.20% 2026	12,415	12,511
Aetna Inc. 4.25% 2036	7,000	7,132
Aetna Inc. 4.375% 2046	3,095	3,150
Amgen Inc. 1.85% 2021	8,315	8,198
Amgen Inc. 2.70% 2022	5,100	5,200
Amgen Inc. 4.40% 2045	9,440	9,647
AstraZeneca PLC 3.375% 2025	28,505	29,814
Baxalta Inc. 4.00% 2025	10,140	10,636
Bayer AG 2.375% 2019[5]	4,810	4,880
Becton, Dickinson and Co. 2.675% 2019	3,600	3,713
Becton, Dickinson and Co. 4.685% 2044	3,800	4,168
Boston Scientific Corp. 2.85% 2020	7,875	8,095
Boston Scientific Corp. 6.00% 2020	5,375	6,021
Boston Scientific Corp. 3.375% 2022	14,300	14,944
Boston Scientific Corp. 3.85% 2025	11,200	11,767
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,001
Celgene Corp. 3.625% 2024	7,000	7,227
Celgene Corp. 4.625% 2044	2,595	2,625
Celgene Corp. 5.00% 2045	9,185	9,903
Centene Corp. 5.75% 2017	10,060	10,274
Centene Corp. 5.625% 2021	29,717	31,351
Centene Corp. 4.75% 2022	47,963	48,922
Centene Corp. 6.125% 2024	9,437	10,050
Centene Corp. 4.75% 2025	9,700	9,700
Community Health Systems Inc. 5.125% 2021	5,850	5,426
Concordia Healthcare Corp. 9.50% 2022[5]	22,698	13,846
Concordia Healthcare Corp. 7.00% 2023[5]	7,252	4,206
ConvaTec Finance International SA 8.25% 2019[5,7]	15,595	15,595
DaVita HealthCare Partners Inc. 5.125% 2024	1,775	1,734
DaVita HealthCare Partners Inc. 5.00% 2025	11,575	11,199
DJO Finance LLC 10.75% 2020	14,053	12,086
DJO Finco Inc. 8.125% 2021[5]	49,860	45,996
EMD Finance LLC 1.70% 2018[5]	18,900	18,901
EMD Finance LLC 2.40% 2020[5]	22,050	22,344
EMD Finance LLC 2.95% 2022[5]	18,600	19,088
The Income Fund of America — Page 13 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 3.25% 2025[5]	$29,900	$30,561
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[5]	17,135	14,907
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	6,700	6,064
Gilead Sciences, Inc. 3.05% 2016	10,265	10,283
Gilead Sciences, Inc. 1.95% 2022	4,780	4,753
Gilead Sciences, Inc. 2.50% 2023	4,035	4,016
Gilead Sciences, Inc. 2.95% 2027	6,650	6,587
Gilead Sciences, Inc. 4.00% 2036	5,490	5,515
Gilead Sciences, Inc. 4.15% 2047	4,935	4,907
HCA Inc. 3.75% 2019	16,657	17,073
HCA Inc. 6.50% 2020	22,590	25,061
HCA Inc. 4.75% 2023	580	605
HCA Inc. 5.00% 2024	2,080	2,179
HCA Inc. 5.375% 2025	50,000	51,175
HCA Inc. 5.25% 2026	13,750	14,410
HCA Inc. 4.50% 2027	4,625	4,579
Healthsouth Corp. 5.75% 2024	5,425	5,622
Healthsouth Corp. 5.75% 2025	11,892	12,368
Hologic, Inc. 5.25% 2022[5]	5,920	6,283
Humana Inc. 3.85% 2024	4,400	4,662
Humana Inc. 4.95% 2044	12,800	13,889
IMS Health Holdings, Inc. 5.00% 2026[5]	13,400	13,869
inVentiv Health, Inc. 9.00% 2018[5]	39,285	39,850
inVentiv Health, Inc. 10.00% 2018[5,7]	71,002	72,845
inVentiv Health, Inc. 10.00% 2018	22,533	22,558
inVentiv Health, Inc. 10.00% 2018	13,010	13,025
inVentiv Health, Inc. 7.50% 2024[5]	14,600	15,074
inVentiv Health, Inc., Term Loan B, 4.75% 2023[8,9,10]	26,508	26,539
inVentiv Health, Inc., Term Loan B4, 8.75% 2018[8,9,10]	18,315	18,372
Kindred Healthcare, Inc. 8.00% 2020	10,825	10,879
Kindred Healthcare, Inc. 8.75% 2023	7,000	6,816
Kinetic Concepts, Inc. 7.875% 2021[5]	2,925	3,185
Kinetic Concepts, Inc. 9.625% 2021[5]	97,636	94,463
Kinetic Concepts, Inc. 12.50% 2021[5]	40,540	38,614
Laboratory Corporation of America Holdings 4.70% 2045	885	941
Mallinckrodt PLC 4.875% 2020[5]	20,015	20,240
Mallinckrodt PLC 5.75% 2022[5]	2,060	1,947
Mallinckrodt PLC 5.625% 2023[5]	15,430	14,581
McKesson Corp. 2.284% 2019	4,870	4,934
MEDNAX, Inc. 5.25% 2023[5]	2,110	2,210
Medtronic, Inc. 2.50% 2020	9,480	9,736
Medtronic, Inc. 4.375% 2035	3,903	4,293
Medtronic, Inc. 4.625% 2045	11,035	12,536
Merck & Co., Inc. 1.10% 2018	6,710	6,714
Molina Healthcare, Inc. 5.375% 2022	50,708	53,021
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[8,9,10]	9,949	9,724
Pfizer Inc. 7.20% 2039	1,353	2,019
Quintiles Transnational Corp. 4.875% 2023[5]	32,825	33,933
Roche Holdings, Inc. 2.875% 2021[5]	15,000	15,702
Roche Holdings, Inc. 2.375% 2027[5]	11,810	11,598
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,7,8,9,10]	23,814	22,549
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,8,9,10]	11,737	11,678
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,8,9,10]	9,200	9,154
Shire PLC 2.40% 2021	30,275	30,086
The Income Fund of America — Page 14 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 2.875% 2023	$13,520	$13,323
Shire PLC 3.20% 2026	13,520	13,326
St. Jude Medical, Inc. 2.80% 2020	9,100	9,311
Tenet Healthcare Corp. 4.375% 2021	24,495	24,495
Tenet Healthcare Corp. 8.125% 2022	1,684	1,655
Tenet Healthcare Corp. 6.75% 2023	11,236	10,337
Tenet Healthcare Corp., First Lien, 6.25% 2018	2,500	2,656
Tenet Healthcare Corp., First Lien, 4.75% 2020	15,420	15,844
Tenet Healthcare Corp., First Lien, 6.00% 2020	53,600	56,950
Tenet Healthcare Corp., First Lien, 4.50% 2021	21,490	21,597
Teva Pharmaceutical Finance Company BV 1.40% 2018	15,425	15,351
Teva Pharmaceutical Finance Company BV 1.70% 2019	15,730	15,651
Teva Pharmaceutical Finance Company BV 2.20% 2021	18,990	18,801
Teva Pharmaceutical Finance Company BV 2.80% 2023	9,460	9,323
Teva Pharmaceutical Finance Company BV 3.15% 2026	15,400	15,018
Teva Pharmaceutical Finance Company BV 4.10% 2046	8,195	7,647
Thermo Fisher Scientific Inc. 2.40% 2019	6,000	6,104
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,316
Thermo Fisher Scientific Inc. 5.30% 2044	365	433
UnitedHealth Group Inc. 1.40% 2017	6,500	6,516
UnitedHealth Group Inc. 6.00% 2017	12,430	12,812
UnitedHealth Group Inc. 3.35% 2022	7,030	7,486
UnitedHealth Group Inc. 3.75% 2025	10,710	11,579
UnitedHealth Group Inc. 4.625% 2035	1,080	1,235
UnitedHealth Group Inc. 4.75% 2045	1,800	2,085
VPI Escrow Corp. 6.75% 2018[5]	39,715	38,524
VPI Escrow Corp. 6.375% 2020[5]	65,213	57,061
VPI Escrow Corp. 7.50% 2021[5]	3,575	3,159
VRX Escrow Corp. 5.375% 2020[5]	33,820	28,916
VRX Escrow Corp. 5.875% 2023[5]	14,545	11,272
VRX Escrow Corp. 6.125% 2025[5]	17,320	13,380
WellPoint, Inc. 2.30% 2018	1,370	1,382
WellPoint, Inc. 2.25% 2019	12,500	12,625
Zimmer Holdings, Inc. 2.00% 2018	4,640	4,664
Zimmer Holdings, Inc. 2.70% 2020	13,770	14,014
Zimmer Holdings, Inc. 3.15% 2022	18,860	19,347
		2,111,217
Financials 1.96%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,580
ACE INA Holdings Inc. 2.875% 2022	9,345	9,724
ACE INA Holdings Inc. 3.15% 2025	9,885	10,273
ACE INA Holdings Inc. 3.35% 2026	9,345	9,836
ACE INA Holdings Inc. 4.35% 2045	1,395	1,563
American Express Co. 6.15% 2017	12,610	13,106
American Express Credit Co. 1.55% 2017	4,525	4,532
Bank of America Corp. 5.75% 2017	8,100	8,463
Bank of America Corp. 5.625% 2020	9,000	10,083
Bank of America Corp. 2.625% 2021	23,353	23,661
Bank of America Corp. 5.00% 2021	3,500	3,885
Bank of America Corp. 3.50% 2026	11,947	12,279
Bank of America Corp. 3.248% 2027	22,655	22,707
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	5,525	5,794
Bank of America Corp., Series AA, 6.10% (undated)	11,175	11,689
The Income Fund of America — Page 15 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp., Series DD, 6.30% (undated)	$6,560	$7,174
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	30,924	31,852
Barclays Bank PLC 3.25% 2021	8,600	8,728
Barclays Bank PLC 3.65% 2025	10,000	9,855
BB&T Corp. 1.45% 2019	8,780	8,765
BB&T Corp. 2.45% 2020	19,000	19,393
Berkshire Hathaway Finance Corp. 1.30% 2019	2,810	2,805
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,251
Berkshire Hathaway Inc. 2.20% 2021	1,790	1,830
Berkshire Hathaway Inc. 3.125% 2026	2,355	2,448
BNP Paribas 4.375% 2026[5]	18,125	18,713
BPCE SA group 2.65% 2021	4,000	4,106
BPCE SA group 5.70% 2023[5]	20,500	22,272
BPCE SA group 5.15% 2024[5]	10,060	10,620
CIT Group Inc. 4.25% 2017	9,000	9,126
CIT Group Inc. 5.00% 2017	11,000	11,151
CIT Group Inc. 3.875% 2019	73,030	74,331
CIT Group Inc., Series C, 5.50% 2019[5]	13,650	14,418
Citigroup Inc. 2.05% 2019	10,500	10,554
Citigroup Inc. 8.50% 2019	4,894	5,691
Citigroup Inc. 2.35% 2021	13,000	13,020
Citigroup Inc. 2.70% 2021	10,500	10,687
Citigroup Inc. 3.20% 2026	22,000	21,986
Citigroup Inc. 3.70% 2026	5,000	5,218
Citigroup Inc., Series P, 5.95% (undated)	18,390	18,827
Citigroup Inc., Series A, junior subordinated 5.95% (undated)	13,295	13,843
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	10,675	10,969
Citigroup Inc., Series T, 6.25% (undated)	4,650	5,012
CNA Financial Corp. 3.95% 2024	5,000	5,221
Credit Agricole SA 4.375% 2025[5]	21,920	22,435
Credit Suisse Group AG 3.45% 2021[5]	8,750	8,922
Credit Suisse Group AG 3.80% 2023[5]	14,925	15,098
Danske Bank AS 2.00% 2021[5]	18,150	18,108
DNB ASA 2.375% 2021[5]	4,890	4,954
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,521
Goldman Sachs Group, Inc. 2.60% 2020	7,900	8,036
Goldman Sachs Group, Inc. 2.241% 2021[10]	30,983	30,971
Goldman Sachs Group, Inc. 2.35% 2021	17,505	17,435
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,373
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,153
Goldman Sachs Group, Inc. 4.75% 2045	4,455	4,925
Goldman Sachs Group, Inc. 5.30% (undated)	9,875	10,085
HBOS PLC 6.75% 2018[5]	17,300	18,437
HSBC Holdings PLC 2.95% 2021	14,000	14,224
HSBC Holdings PLC 4.25% 2024	9,000	9,263
HSBC Holdings PLC 4.30% 2026	6,755	7,205
HSBK (Europe) BV 7.25% 2017[5]	8,790	9,010
Icahn Enterprises Finance Corp. 3.50% 2017	24,075	24,120
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,247
Intesa Sanpaolo SpA 5.017% 2024[5]	41,610	38,686
iStar Financial Inc. 4.00% 2017	28,625	28,732
iStar Financial Inc. 4.875% 2018	11,575	11,618
iStar Financial Inc., Series B, 9.00% 2017	39,360	40,934
JPMorgan Chase & Co. 1.35% 2017	4,240	4,243
The Income Fund of America — Page 16 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.25% 2020	$10,000	$10,088
JPMorgan Chase & Co. 2.55% 2020	11,150	11,347
JPMorgan Chase & Co. 2.295% 2021	10,800	10,815
JPMorgan Chase & Co. 2.40% 2021	14,000	14,129
JPMorgan Chase & Co. 2.95% 2026	5,000	4,960
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	36,425	37,062
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	36,535	40,600
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	74,825	77,219
Keybank National Association 2.50% 2019	9,000	9,205
Leucadia National Corp. 5.50% 2023	13,255	13,942
Liberty Mutual Group Inc. 4.25% 2023[5]	4,400	4,761
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	19,415	22,861
Lloyds Banking Group PLC 2.30% 2018	3,625	3,681
Lloyds Banking Group PLC 4.50% 2024	9,000	9,314
Lloyds Banking Group PLC 4.582% 2025[5]	7,000	7,134
MetLife Global Funding I 2.30% 2019[5]	8,435	8,572
MetLife Global Funding I 2.00% 2020[5]	5,135	5,164
MetLife Global Funding I 2.50% 2020[5]	4,000	4,083
MetLife, Inc. 5.25% 2049	10,000	10,212
MetLife Capital Trust IV, junior subordinated 7.875% 2067[5]	14,430	18,543
MetLife Capital Trust X, junior subordinated 9.25% 2068[5]	500	730
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	11,000	10,943
Morgan Stanley 2.50% 2021	13,625	13,738
Morgan Stanley 2.281% 2023[10]	32,658	32,672
Morgan Stanley 3.125% 2026	19,156	19,158
Morgan Stanley 3.875% 2026	11,000	11,618
Nationwide Mutual Insurance Co. 3.140% 2024[5,10]	8,150	8,039
Navient Corp. 4.875% 2019	12,075	12,211
New York Life Global Funding 1.50% 2019[5]	1,830	1,833
New York Life Global Funding 2.10% 2019[5]	11,000	11,160
New York Life Global Funding 1.95% 2020[5]	1,820	1,830
New York Life Global Funding 1.70% 2021[5]	17,500	17,339
PNC Bank 2.40% 2019	7,825	7,995
PNC Financial Services Group, Inc. 2.854% 2022	8,395	8,542
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,190
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	10,250	11,390
PNC Preferred Funding Trust I, junior subordinated 2.50% (undated)[5,10]	23,800	23,443
Prudential Financial, Inc. 3.50% 2024	9,000	9,453
QBE Insurance Group Ltd. 2.40% 2018[5]	16,910	16,988
Rabobank Nederland 2.25% 2019	8,000	8,108
Rabobank Nederland 2.50% 2021	6,525	6,666
Rabobank Nederland 4.625% 2023	8,000	8,635
Rabobank Nederland 4.375% 2025	9,000	9,500
RBS Capital Trust II 6.425% noncumulative trust (undated)	6,005	6,365
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[5]	12,735	14,295
Skandinaviska Enskilda Banken AB 1.875% 2021	11,000	10,897
Skandinaviska Enskilda Banken AB 2.625% 2021	10,500	10,754
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% 2049[5]	67,890	76,694
Société Générale, junior subordinated 5.922% (undated)[5]	45,073	45,727
Svenska Handelsbanken AB 1.875% 2021	7,270	7,209
Synovus Financial Corp. 7.875% 2019	23,506	26,062
Travelers Companies, Inc. 3.75% 2046	700	715
UBS Group AG 2.95% 2020[5]	10,000	10,217
UBS Group AG 4.125% 2025[5]	4,425	4,626
The Income Fund of America — Page 17 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
US Bancorp. 3.70% 2024	$10,000	$10,804
US Bancorp. 2.375% 2026	6,000	5,848
Wells Fargo & Co. 1.11% 2017[10]	8,620	8,623
Wells Fargo & Co. 2.55% 2020	4,350	4,428
Wells Fargo & Co. 2.10% 2021	15,771	15,704
Wells Fargo & Co. 2.50% 2021	19,441	19,701
Wells Fargo & Co. 4.60% 2021	45,000	49,500
Wells Fargo & Co. 3.00% 2026	6,155	6,133
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	86,566	90,353
		1,943,304
Telecommunication services 1.57%
Altice Financing SA 6.625% 2023[5]	22,550	23,297
Altice Finco SA 6.50% 2022[5]	5,500	5,763
AT&T Inc. 2.80% 2021	7,070	7,175
AT&T Inc. 4.125% 2026	8,560	9,002
AT&T Inc. 8.25% 2031	2,015	2,918
AT&T Inc. 4.50% 2035	8,150	8,122
AT&T Inc. 4.75% 2046	6,250	6,146
AT&T Inc. 4.50% 2048[5]	2,762	2,615
CenturyLink, Inc. 7.50% 2024	16,126	16,852
CenturyLink, Inc., Series T, 5.80% 2022	2,449	2,495
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	59,899	61,921
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[5]	6,125	6,179
Deutsche Telekom International Finance BV 1.95% 2021[5]	6,000	5,945
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,672
France Télécom 4.125% 2021	15,000	16,451
France Télécom 9.00% 2031	5,000	7,872
Frontier Communications Corp. 8.125% 2018	1,217	1,328
Frontier Communications Corp. 8.875% 2020	6,450	6,877
Frontier Communications Corp. 9.25% 2021	22,395	23,711
Frontier Communications Corp. 8.75% 2022	1,000	992
Frontier Communications Corp. 10.50% 2022	33,750	35,227
Frontier Communications Corp. 7.125% 2023	6,225	5,630
Frontier Communications Corp. 7.625% 2024	20,000	17,750
Frontier Communications Corp. 11.00% 2025	104,401	106,978
Inmarsat PLC 4.875% 2022[5]	17,575	16,663
Inmarsat PLC 6.50% 2024[5]	10,250	10,404
Intelsat Jackson Holding Co. 7.25% 2019	27,750	22,269
Intelsat Jackson Holding Co. 7.25% 2020	24,904	18,802
Ligado Networks, Term Loan, 9.75% 2020[7,8,9,10]	91,485	84,629
MetroPCS Wireless, Inc. 6.25% 2021	54,275	56,649
MetroPCS Wireless, Inc. 6.625% 2023	46,600	49,637
Numericable Group SA 6.00% 2022[5]	12,850	13,187
Numericable Group SA 7.375% 2026[5]	4,375	4,424
Orange SA 5.50% 2044	3,000	3,680
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,115
SoftBank Corp. 4.50% 2020[5]	54,420	56,053
SoftBank Group Corp. 3.36% 2023[5,9]	21,450	21,631
Sprint Capital Corp. 6.90% 2019	5,025	5,301
Sprint Nextel Corp. 9.00% 2018[5]	5,000	5,512
Sprint Nextel Corp. 7.00% 2020	43,350	45,084
Sprint Nextel Corp. 7.25% 2021	36,155	37,104
Sprint Nextel Corp. 11.50% 2021	16,130	18,953
The Income Fund of America — Page 18 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 7.875% 2023	$21,488	$21,273
Sprint Nextel Corp. 7.125% 2024	14,000	13,370
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,685
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,724
T-Mobile US, Inc. 6.542% 2020	36,700	37,859
T-Mobile US, Inc. 6.731% 2022	3,695	3,880
T-Mobile US, Inc. 6.375% 2025	6,650	7,145
T-Mobile US, Inc. 6.50% 2026	61,400	67,847
Trilogy International Partners, LLC 13.375% 2019[5]	63,800	63,832
Verizon Communications Inc. 1.234% 2017[10]	8,620	8,636
Verizon Communications Inc. 1.375% 2019	7,000	6,945
Verizon Communications Inc. 1.75% 2021	4,280	4,196
Verizon Communications Inc. 3.00% 2021	2,516	2,594
Verizon Communications Inc. 2.625% 2026	8,320	7,999
Verizon Communications Inc. 4.272% 2036	62,006	62,337
Verizon Communications Inc. 6.00% 2041	28,000	33,770
Verizon Communications Inc. 3.85% 2042	1,240	1,140
Verizon Communications Inc. 4.125% 2046	40,879	39,231
Verizon Communications Inc. 4.522% 2048	78,900	79,493
Wind Acquisition SA 4.75% 2020[5]	73,860	74,599
Wind Acquisition SA 7.375% 2021[5]	68,400	70,281
Windstream Holdings, Inc. 7.75% 2021	44,275	43,998
Zayo Group Holdings, Inc. 6.00% 2023	5,050	5,334
Ziggo Bond Finance BV 5.50% 2027[5]	14,550	14,327
		1,556,510
Industrials 1.24%
3M Co. 1.625% 2021	2,500	2,500
3M Co. 2.25% 2026	5,750	5,633
3M Co. 3.125% 2046	1,750	1,646
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,003
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,036
ADS Waste Escrow 8.25% 2020	4,675	4,891
AerCap Holdings NV 2.75% 2017	150	150
AerCap Holdings NV 3.75% 2019	3,400	3,497
European Aeronautic Defence and Space Company 2.70% 2023[5]	885	906
Allison Transmission Holdings, Inc. 5.00% 2024[5]	7,650	7,822
American Airlines, Inc., 5.50% 2019[5]	2,250	2,334
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[9]	7,472	8,125
ABC Supply Co., Inc. 5.625% 2021[5]	325	337
American Builders & Contractors Supply Co. Inc. 5.75% 2023[5]	1,400	1,463
ARAMARK Corp. 5.125% 2024	14,525	15,251
ARAMARK Corp. 5.125% 2024[5]	5,000	5,250
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	77,855	74,741
Builders Firstsource, Inc. 10.75% 2023[5]	5,135	5,931
Builders FirstSource, Inc. 5.625% 2024[5]	18,875	19,017
Canadian National Railway Co. 3.20% 2046	2,305	2,175
CEVA Group PLC 7.00% 2021[2,5]	2,250	1,834
CEVA Group PLC 9.00% 2021[2,5]	1,050	686
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[2,8,9,10]	4,870	3,896
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[2,8,9,10]	863	691
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[2,8,9,10]	5,007	4,006
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[2,8,9,10]	6,907	5,525
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[9]	429	437
The Income Fund of America — Page 19 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[9]	$15	$15
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	1,262	1,286
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	478	484
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	65	69
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	8,661	9,172
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[9]	50	51
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[9]	281	303
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[9]	1	1
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[9]	1,240	1,333
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[9]	5,618	5,965
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[9]	1,364	1,486
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[9]	2,749	3,071
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[9]	6	6
Corporate Risk Holdings LLC 9.50% 2019[2,5]	45,000	46,462
Corporate Risk Holdings LLC 13.50% 2020[2,3,5,7]	14,211	15,996
DAE Aviation Holdings, Inc. 10.00% 2023[5]	39,690	42,270
Deck Chassis Acquisition Inc. 10.00% 2023[5]	24,975	26,036
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024[9]	4,413	5,075
ERAC USA Finance Co. 5.25% 2020[5]	5,000	5,569
Euramax International, Inc. 12.00% 2020[5]	24,250	25,341
FBM Finance, Inc. 8.25% 2021[5]	5,250	5,512
Fortive Corp. 2.35% 2021[5]	2,825	2,836
Gardner Denver, Inc. 6.875% 2021[5]	10,050	9,824
Gardner Denver, Inc., Term Loan B, 4.25% 2020[8,9,10]	20,607	20,051
Gates Global LLC 6.00% 2022[5]	32,125	30,519
Gates Global LLC, Term Loan B, 4.25% 2021[8,9,10]	7,959	7,850
General Electric Capital Corp. 2.342% 2020	13,195	13,472
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,895
General Electric Co. 2.70% 2022	7,750	8,015
General Electric Co. 4.125% 2042	11,000	11,717
General Electric Co. 5.00% (undated)	197,849	209,849
Hardwoods Acquisition Inc 7.50% 2021[5]	17,435	12,728
HD Supply, Inc. 5.25% 2021[5]	14,350	15,301
HDTFS Inc. 6.75% 2019	5,645	5,763
HDTFS Inc. 5.875% 2020	15,750	16,222
HDTFS Inc. 5.50% 2024[5]	9,075	8,834
Honeywell International Inc. 1.85% 2021	5,820	5,808
Honeywell International Inc. 2.50% 2026	3,500	3,450
KLX Inc. 5.875% 2022[5]	5,825	5,957
LMI Aerospace Inc. 7.375% 2019	16,300	16,471
Lockheed Martin Corp. 1.85% 2018	2,535	2,560
Lockheed Martin Corp. 2.50% 2020	6,250	6,419
Lockheed Martin Corp. 3.10% 2023	695	728
Lockheed Martin Corp. 3.55% 2026	3,480	3,693
Lockheed Martin Corp. 4.50% 2036	560	630
Lockheed Martin Corp. 4.70% 2046	9,560	10,908
LSC Communications, Inc. 8.75% 2023[5]	17,875	17,652
LSC Communications, Inc., Term Loan B, 7.00% 2022[3,8,9,10]	6,600	6,567
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[5]	31,200	23,712
Navios Maritime Holdings Inc. 7.375% 2022[5]	27,165	14,262
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	13,010	7,708
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	11,250	11,482
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	7,650	7,985
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[5]	7,200	7,360
The Income Fund of America — Page 20 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ply Gem Industries, Inc. 6.50% 2022	$15,910	$16,663
Ply Gem Industries, Inc. 6.50% 2022	14,100	14,574
PrimeSource Building Products Inc 9.00% 2023[5]	2,810	2,747
R.R. Donnelley & Sons Co. 7.625% 2020	3,700	4,014
R.R. Donnelley & Sons Co. 7.875% 2021	23,445	25,321
R.R. Donnelley & Sons Co. 7.00% 2022	1,477	1,495
R.R. Donnelley & Sons Co. 6.50% 2023	14,280	13,959
Siemens AG 1.70% 2021[5]	11,000	10,844
Siemens AG 2.35% 2026[5]	1,500	1,452
Siemens AG 4.40% 2045[5]	2,000	2,224
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	60,365	47,990
TRAC Intermodal 11.00% 2019	3,943	4,172
TransDigm Inc. 5.50% 2020	27,125	27,973
TransDigm Inc. 6.00% 2022	5,000	5,244
TransDigm Inc. 6.50% 2024	49,700	52,558
TransDigm Inc. 6.50% 2025	16,650	17,462
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[5,9]	3,377	3,563
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[9]	5,551	5,926
United Rentals, Inc. 5.50% 2025	10,850	11,026
United Rentals, Inc. 5.875% 2026	5,175	5,297
Virgin Australia Holdings Ltd. 8.50% 2019[5]	41,650	43,680
Virgin Australia Holdings Ltd. 7.875% 2021[5]	1,750	1,793
Watco Companies 6.375% 2023[5]	10,670	10,883
		1,236,374
Utilities 0.98%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[5]	2,000	2,087
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	2,000	2,044
AES Corp. 8.00% 2020	14,275	16,809
AES Corp. 7.375% 2021	26,500	30,011
AES Corp. 4.875% 2023	2,000	1,994
AES Corp. 5.50% 2024	8,500	8,670
AES Corp. 5.50% 2025	22,275	22,609
AES Corp. 6.00% 2026	8,450	8,714
American Electric Power Co., Inc. 2.95% 2022	12,065	12,494
American Electric Power Co., Inc. 2.75% 2026	7,289	7,199
Berkshire Hathaway Energy Co. 2.40% 2020	7,749	7,897
Calpine Corp. 6.00% 2022[5]	3,425	3,582
Calpine Corp. 5.375% 2023	11,810	11,751
Calpine Corp. 7.875% 2023[5]	5,712	5,998
Calpine Corp. 5.875% 2024[5]	6,595	6,974
Calpine Corp. 5.25% 2026[5]	1,970	2,004
CenterPoint Energy, Inc. 2.25% 2022	6,264	6,336
CMS Energy Corp. 8.75% 2019	6,000	7,058
CMS Energy Corp. 6.25% 2020	13,480	15,282
CMS Energy Corp. 5.05% 2022	3,862	4,374
CMS Energy Corp. 3.60% 2025	8,996	9,485
CMS Energy Corp. 3.00% 2026	9,287	9,387
Colbun SA 6.00% 2020[5]	2,000	2,227
Colbun SA 4.50% 2024[5]	1,500	1,573
Comision Federal de Electricidad 4.875% 2024[5]	2,000	2,090
Comision Federal de Electricidad 4.75% 2027[5]	370	376
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	13,400	15,314
Consumers Energy Co. 5.65% 2020	4,058	4,577
The Income Fund of America — Page 21 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 2.85% 2022	$1,454	$1,516
Consumers Energy Co. 3.375% 2023	360	384
Consumers Energy Co. 3.125% 2024	2,520	2,645
Dominion Resources, Inc. 4.104% 2021[9]	12,838	13,752
Duke Energy Corp. 1.80% 2021	17,845	17,647
Duke Energy Corp. 2.65% 2026	2,000	1,951
Duke Energy Florida, LLC 3.40% 2046	1,643	1,574
Duke Energy Indiana, Inc. 4.90% 2043	14,785	17,407
Duke Energy Progress Inc. 4.15% 2044	3,935	4,218
Dynegy Finance Inc. 6.75% 2019	6,795	6,911
Dynegy Finance Inc. 7.375% 2022	15,980	15,541
Dynegy Finance Inc. 7.625% 2024	7,515	7,224
E.ON International Finance BV 5.80% 2018[5]	15,000	15,891
EDP Finance BV 4.125% 2020[5]	6,000	6,195
EDP Finance BV 5.25% 2021[5]	22,500	24,262
Electricité de France SA 1.15% 2017[5]	2,000	2,000
Electricité de France SA 3.625% 2025[5]	780	808
Electricité de France SA 6.95% 2039[5]	8,000	10,575
Electricité de France SA 4.875% 2044[5]	3,850	4,027
Electricité de France SA 5.25% 2049[5]	29,005	28,824
Emera Inc. 6.75% 2076	45,000	49,816
Emera US Finance LP 2.15% 2019[5]	5,975	6,034
Emera US Finance LP 2.70% 2021[5]	8,505	8,658
Emera US Finance LP 3.55% 2026[5]	3,300	3,379
Empresa Nacional de Electricidad SA 4.25% 2024	900	955
Enel Finance International SA 6.00% 2039[5]	3,000	3,589
Enel Società per Azioni 8.75% 2073[5]	12,000	14,040
Entergy Corp. 4.70% 2017	8,000	8,033
Entergy Corp. 5.59% 2024	1,221	1,455
Entergy Corp. 2.40% 2026	7,875	7,710
Entergy Corp. 2.95% 2026	9,530	9,421
Entergy Louisiana, LLC 3.30% 2022	4	4
Eversource Energy 2.50% 2021	2	2
Eversource Energy 2.375% 2022	2,564	2,594
Eversource Energy 3.25% 2025	542	571
Exelon Corp. 2.45% 2021	2,919	2,953
Exelon Corp. 3.95% 2025	10,000	10,696
Exelon Corp. 3.40% 2026	6,035	6,247
Exelon Corp. 4.95% 2035	1,124	1,246
Exelon Corp. 4.45% 2046	5,000	5,228
FirstEnergy Corp. 7.375% 2031	3,200	4,173
FirstEnergy Corp., Series B, 4.25% 2023	36,953	39,266
Iberdrola Finance Ireland 5.00% 2019[5]	1,060	1,151
Israel Electric Corp. Ltd. 8.10% 2096[5]	4,905	5,745
MidAmerican Energy Co. 5.95% 2017	10,625	10,989
MidAmerican Energy Co. 2.40% 2019	9,000	9,207
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,615
Mississippi Power Co. 4.25% 2042	1,853	1,700
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	642	725
Niagara Mohawk Power Corp. 3.508% 2024[5]	4,150	4,383
Niagara Mohawk Power Corp. 4.278% 2034[5]	3,000	3,184
Northern States Power Co. 4.125% 2044	11,000	12,057
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	2,124	2,137
NRG Energy, Inc. 6.25% 2022	24,025	24,205
The Income Fund of America — Page 22 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
NRG Energy, Inc. 6.625% 2023	$2,000	$2,005
NRG Energy, Inc. 7.25% 2026[5]	17,575	17,355
NRG Energy, Inc. 6.625% 2027[5]	23,385	21,931
NV Energy, Inc 6.25% 2020	5,214	6,065
Ohio Power Co., Series G, 6.60% 2033	2,090	2,666
Ohio Power Co., Series D, 6.60% 2033	353	454
Pacific Gas and Electric Co. 3.25% 2021	2,002	2,112
Pacific Gas and Electric Co. 2.45% 2022	1,972	2,005
Pacific Gas and Electric Co. 3.25% 2023	2,695	2,835
Pacific Gas and Electric Co. 3.85% 2023	13,256	14,463
Pacific Gas and Electric Co. 3.40% 2024	7,175	7,591
Pacific Gas and Electric Co. 3.75% 2024	602	653
Pacific Gas and Electric Co. 3.75% 2042	1,101	1,109
Pacific Gas and Electric Co. 4.30% 2045	1,900	2,085
Pacific Gas and Electric Co. 4.25% 2046	3,129	3,413
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	5,901
Progress Energy, Inc. 7.00% 2031	5,433	7,254
Progress Energy, Inc. 7.75% 2031	9,026	12,482
Public Service Co. of Colorado 2.25% 2022	1,741	1,764
Puget Energy, Inc. 6.50% 2020	6,317	7,295
Puget Energy, Inc. 6.00% 2021	3,945	4,551
Puget Energy, Inc. 5.625% 2022	7,652	8,739
Puget Energy, Inc. 3.65% 2025	884	909
Sierra Pacific Power Co. 2.60% 2026	15,750	15,754
Southern California Edison Co. 1.845% 2022[9]	6,541	6,533
Talen Energy Corp. 6.50% 2018	6,500	6,776
Talen Energy Corp. 4.625% 2019[5]	35,875	34,261
Tampa Electric Co. 2.60% 2022	911	932
Tampa Electric Co. 4.35% 2044	8,330	8,971
Teco Finance, Inc. 1.476% 2018[10]	1,360	1,358
Teco Finance, Inc. 5.15% 2020	9,785	10,705
TEX Operations Co. LLC, Term Loan B, 5.00% 2023[8,9,10]	29,090	29,351
TEX Operations Co. LLC, Term Loan C, 5.00% 2023[8,9,10]	6,635	6,694
Veolia Environnement 6.75% 2038	500	650
Virginia Electric and Power Co. 2.95% 2022	7,245	7,599
Virginia Electric and Power Co. 3.45% 2024	560	599
Virginia Electric and Power Co. 3.10% 2025	2,625	2,735
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,678
Xcel Energy Inc. 6.50% 2036	9,680	12,908
		970,577
Materials 0.96%
AK Steel Holding Corp. 7.50% 2023	1,825	1,971
Alcoa Inc. 6.75% 2024[5]	2,800	2,905
Alcoa Inc. 7.00% 2026[5]	4,225	4,352
Aleris International, Inc. 9.50% 2021[5]	1,175	1,266
Anglo American Capital PLC 4.125% 2021[5]	4,800	4,876
ArcelorMittal 7.25% 2022	22,385	25,519
ArcelorMittal 6.125% 2025	3,825	4,207
ArcelorMittal 7.75% 2041	47,555	50,170
Ball Corp. 4.375% 2020	15,225	16,291
BHP Billiton Finance (USA) Ltd. 3.85% 2023	4,100	4,453
BHP Billiton Finance Ltd. 6.75% 2075[5]	5,000	5,675
CF Industries, Inc. 4.95% 2043	4,350	3,655
The Income Fund of America — Page 23 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Chemours Co. 6.625% 2023	$36,185	$35,280
Chemours Co. 7.00% 2025	37,640	36,793
Cliffs Natural Resources Inc. 8.00% 2020[5]	1,150	1,156
Cliffs Natural Resources Inc. 8.25% 2020[5]	28,000	30,555
Cliffs Natural Resources Inc. 4.875% 2021	4,945	4,178
CRH America, Inc. 3.875% 2025[5]	2,000	2,128
CRH America, Inc. 5.125% 2045[5]	2,000	2,216
Dow Chemical Co. 5.25% 2041	4,000	4,417
Eastman Chemical Co. 2.70% 2020	12,000	12,227
Ecolab Inc. 3.00% 2016	7,455	7,470
First Quantum Minerals Ltd. 6.75% 2020[5]	78,388	75,448
First Quantum Minerals Ltd. 7.00% 2021[5]	79,512	76,331
First Quantum Minerals Ltd. 7.25% 2022[5]	18,625	17,717
FMG Resources 3.75% 2019[8,9,10]	4,964	4,967
FMG Resources 9.75% 2022[5]	62,745	73,267
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	35,325	32,499
Freeport-McMoRan Inc. 3.875% 2023	7,000	6,405
Georgia Gulf Corp. 4.625% 2021	25,425	26,220
Georgia-Pacific Corp. 2.539% 2019[5]	12,000	12,249
Glencore Funding LLC 4.00% 2025[5]	5,000	4,934
Glencore Xstrata LLC 4.625% 2024[5]	9,200	9,381
Holcim Ltd. 6.00% 2019[5]	1,607	1,792
Holcim Ltd. 5.15% 2023[5]	12,595	14,151
Huntsman International LLC 4.875% 2020	18,750	19,547
International Paper Co. 7.30% 2039	5,615	7,411
Monsanto Co. 4.40% 2044	13,090	13,040
Novelis Corp. 6.25% 2024[5]	5,150	5,369
Novelis Corp. 5.875% 2026[5]	13,400	13,601
Owens-Illinois, Inc. 5.00% 2022[5]	3,360	3,528
Owens-Illinois, Inc. 5.875% 2023[5]	12,780	13,643
Owens-Illinois, Inc. 5.375% 2025[5]	2,515	2,600
Owens-Illinois, Inc. 6.375% 2025[5]	5,225	5,744
Paperworks Industries Inc. 9.50% 2019[5]	2,458	2,280
Platform Specialty Products Corp. 10.375% 2021[5]	21,926	23,735
Platform Specialty Products Corp. 6.50% 2022[5]	1,010	985
Praxair, Inc. 2.25% 2020	6,287	6,446
Rayonier Advanced Materials Inc. 5.50% 2024[5]	31,065	28,657
Reynolds Group Inc. 5.75% 2020	38,460	39,519
Reynolds Group Inc. 6.875% 2021	5,000	5,175
Rio Tinto Finance PLC 3.75% 2025	6,400	6,822
Rio Tinto PLC 4.125% 2042	2,000	2,037
Ryerson Inc. 11.00% 2022[5]	61,627	67,482
Smurfit Capital Funding PLC 7.50% 2025	2,425	2,898
Summit Materials, Inc. 8.50% 2022[5]	875	967
Summit Materials, Inc. 6.125% 2023	9,325	9,605
Teck Resources Ltd. 4.50% 2021	5,275	5,328
Teck Resources Ltd. 8.00% 2021[5]	15,200	16,644
Tembec Industries Inc. 9.00% 2019[5]	7,520	6,016
United States Steel Corp. 8.375% 2021[5]	3,000	3,195
Vale Overseas Ltd. 5.875% 2021	4,245	4,537
Vale Overseas Ltd. 4.375% 2022	1,305	1,312
Vale Overseas Ltd. 6.25% 2026	5,400	5,805
Xstrata Canada Financial Corp. 4.95% 2021[5]	2,100	2,239
The Income Fund of America — Page 24 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Zekelman Industries Inc. 9.875% 2023[5]	$6,340	$6,689
Zekelman Industries Inc., Term Loan B, 6.00% 2021[8,9,10]	3,990	4,035
		954,012
Information technology 0.64%
Apple Inc. 1.55% 2021	13,040	12,910
Apple Inc. 2.25% 2021	10,250	10,446
Apple Inc. 2.45% 2026	9,000	8,826
Blackboard Inc. 9.75% 2021[5]	233	234
Blackboard Inc., Term Loan B4, 6.00% 2021[8,9,10]	2,184	2,170
BMC Software, Inc. 9.00% 2019[5,7]	525	483
BMC Software, Inc., Term Loan B, 5.00% 2020[8,9,10]	1,048	1,036
BMC Software, Inc. 8.125% 2021[5]	21,125	19,435
Camelot Finance SA 7.875% 2024[5]	14,490	14,852
Camelot Finance SA, Term Loan B, 4.75% 2023[8,9,10]	13,300	13,335
Cisco Systems, Inc. 1.85% 2021	9,300	9,291
Dell Inc. 4.42% 2021[5]	6,540	6,845
Dell Inc. 5.45% 2023[5]	25,000	26,819
Dell Inc. 7.125% 2024[5]	6,175	6,771
Dell Inc. 8.35% 2046[5]	9,895	12,036
EchoStar Corp. 6.625% 2026[5]	17,800	17,667
Ellucian, Inc. 9.00% 2023[5]	625	659
First Data Corp. 6.75% 2020[5]	8,699	9,025
First Data Corp. 5.375% 2023[5]	10,950	11,333
First Data Corp. 7.00% 2023[5]	113,375	119,469
First Data Corp. 5.00% 2024[5]	11,625	11,814
First Data Corp. 5.75% 2024[5]	7,650	7,813
Gogo Inc. 12.50% 2022[5]	40,325	43,349
Harris Corp. 2.70% 2020	1,315	1,333
Harris Corp. 3.832% 2025	740	775
Harris Corp. 4.854% 2035	2,775	2,985
Harris Corp. 5.054% 2045	5,735	6,339
Infor (US), Inc. 6.50% 2022	2,000	2,080
Infor Inc. 5.75% 2020[5]	5,375	5,644
Jabil Circuit, Inc. 8.25% 2018	20,925	22,677
Jabil Circuit, Inc. 5.625% 2020	10,650	11,475
JDA Software Group, Inc. 7.375% 2024[5]	3,725	3,855
JDA Software Group, Inc., Term Loan B, 4.50% 2023[8,9,10]	9,500	9,522
KLA-Tencor Corp. 4.65% 2024	5,000	5,466
Kronos Inc., Term Loan B, 5.00% 2023[8,9,10]	8,250	8,296
Kronos Inc., Term Loan B, 9.25% 2024[8,9,10]	30,725	31,750
Microsoft Corp. 1.55% 2021	16,630	16,475
Microsoft Corp. 2.65% 2022	6,000	6,212
Microsoft Corp. 4.20% 2035	6,000	6,607
NXP BV and NXP Funding LLC 4.125% 2020[5]	21,000	22,208
NXP BV and NXP Funding LLC 4.125% 2021[5]	11,600	12,412
Qorvo, Inc. 7.00% 2025	17,575	19,333
Seagate Technology LLC 4.75% 2023	21,825	21,730
Solera Holdings, Inc. 10.50% 2024[5]	6,600	7,411
Visa Inc. 3.15% 2025	8,000	8,358
Western Digital Corp. 7.375% 2023[5]	23,225	25,489
The Income Fund of America — Page 25 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Western Digital Corp. 10.50% 2024[5]	$3,500	$4,056
Western Digital Corp., Term Loan B1, 4.50% 2023[8,9,10]	3,990	4,041
		633,147
Real estate 0.58%
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	805
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,674
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,363
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,434
American Campus Communities, Inc. 3.35% 2020	3,380	3,509
American Campus Communities, Inc. 3.75% 2023	3,985	4,141
American Campus Communities, Inc. 4.125% 2024	19,700	20,900
American Tower Corp. 3.40% 2019	6,400	6,637
American Tower Corp. 7.25% 2019	15,025	16,767
Brandywine Operating Partnership, LP 5.70% 2017	20	20
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,770
Communications Sales & Leasing, Inc. 6.00% 2023[5]	17,350	18,044
Communications Sales & Leasing, Inc. 8.25% 2023	17,213	18,246
Corporate Office Properties LP 3.60% 2023	320	317
Corporate Office Properties LP 5.25% 2024	9,630	10,390
Corporate Office Properties LP 5.00% 2025	4,145	4,398
Crescent Resources 10.25% 2017[5]	42,946	43,064
Crescent Resources 8.875% 2021[5]	1,200	1,211
Crown Castle International Corp. 4.875% 2022	9,800	10,837
DCT Industrial Trust Inc. 4.50% 2023	5,570	5,841
DDR Corp. 3.625% 2025	5,000	5,026
Developers Diversified Realty Corp. 7.50% 2017	38,892	39,846
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,179
Developers Diversified Realty Corp. 7.875% 2020	6,505	7,761
EPR Properties 4.50% 2025	7,945	8,079
ERP Operating LP 7.125% 2017	10,000	10,543
Essex Portfolio L.P. 3.625% 2022	9,550	10,066
Essex Portfolio L.P. 3.25% 2023	4,400	4,499
Essex Portfolio L.P. 3.875% 2024	5,900	6,225
Essex Portfolio L.P. 3.375% 2026	1,005	1,018
Gaming and Leisure Properties, Inc. 4.375% 2021	1,700	1,794
Gaming and Leisure Properties, Inc. 5.375% 2026	11,400	12,113
Hospitality Properties Trust 6.70% 2018	12,625	13,068
Hospitality Properties Trust 4.25% 2021	20,500	21,711
Hospitality Properties Trust 5.00% 2022	6,500	7,039
Hospitality Properties Trust 4.50% 2023	11,060	11,324
Hospitality Properties Trust 4.50% 2025	5,940	6,021
Host Hotels & Resorts LP 4.50% 2026	5,675	5,951
Iron Mountain Inc. 6.00% 2020[2,5]	31,925	33,880
Iron Mountain Inc. 6.00% 2023[2]	950	1,014
Iron Mountain Inc. 5.75% 2024[2]	4,325	4,455
iStar Financial Inc. 5.00% 2019	14,275	14,277
Kimco Realty Corp. 6.875% 2019	10,000	11,430
Kimco Realty Corp. 3.40% 2022	5,460	5,723
Prologis, Inc. 3.35% 2021	1,950	2,051
Prologis, Inc. 4.25% 2023	25,000	27,467
Prologis, Inc. 3.75% 2025	1,520	1,631
Realogy Corp. 4.50% 2019[5]	33,550	34,934
Realogy Corp. 5.25% 2021[5]	27,600	29,153
The Income Fund of America — Page 26 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Realogy Corp. 4.875% 2023[5]	$7,825	$7,903
Scentre Group 2.375% 2021[5]	4,575	4,611
Scentre Group 3.25% 2025[5]	3,140	3,165
Scentre Group 3.50% 2025[5]	10,455	10,748
Select Income REIT 3.60% 2020	5,775	5,864
Select Income REIT 4.15% 2022	3,300	3,342
Select Income REIT 4.50% 2025	2,275	2,293
WEA Finance LLC 2.70% 2019[5]	8,525	8,718
WEA Finance LLC 3.25% 2020[5]	10,195	10,561
WEA Finance LLC 3.75% 2024[5]	4,400	4,593
		577,444
Consumer staples 0.46%
Altria Group, Inc. 9.25% 2019	18,542	22,371
Altria Group, Inc. 2.625% 2020	10,420	10,721
Altria Group, Inc. 4.00% 2024	1,500	1,649
Altria Group, Inc. 2.625% 2026	1,100	1,093
Altria Group, Inc. 9.95% 2038	23,500	42,500
Altria Group, Inc. 4.25% 2042	20,000	20,777
Altria Group, Inc. 4.50% 2043	4,000	4,348
Altria Group, Inc. 5.375% 2044	2,595	3,166
Altria Group, Inc. 3.875% 2046	2,595	2,569
Anheuser-Busch InBev NV 7.75% 2019	25,000	28,277
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,949
Anheuser-Busch InBev NV 4.90% 2046	3,315	3,812
British American Tobacco International Finance PLC 3.95% 2025[5]	8,000	8,596
Constellation Brands, Inc. 3.875% 2019	6,000	6,292
Constellation Brands, Inc. 6.00% 2022	2,825	3,291
Constellation Brands, Inc. 4.25% 2023	6,000	6,330
CVS Health Corp. 2.125% 2021	4,010	4,019
CVS Health Corp. 2.875% 2026	3,795	3,776
Imperial Tobacco Finance PLC 3.50% 2023[5]	10,000	10,397
Kimberly-Clark Corp. 7.50% 2018	9,000	10,100
Kraft Foods Inc. 5.00% 2042	30,000	33,389
Kraft Heinz Co. 4.375% 2046	5,420	5,483
Molson Coors Brewing Co. 1.45% 2019	4,245	4,222
Molson Coors Brewing Co. 2.10% 2021	5,475	5,460
Molson Coors Brewing Co. 3.00% 2026	6,255	6,216
Molson Coors Brewing Co. 4.20% 2046	4,200	4,243
Mondelez International, Inc. 1.625% 2019[5]	6,000	5,983
PepsiCo, Inc. 1.70% 2021	2,630	2,616
PepsiCo, Inc. 2.375% 2026	3,500	3,446
PepsiCo, Inc. 3.45% 2046	1,500	1,435
Pernod Ricard SA 2.95% 2017[5]	20,000	20,057
Pernod Ricard SA 4.45% 2022[5]	9,500	10,424
Philip Morris International Inc. 1.875% 2021	1,830	1,833
Philip Morris International Inc. 3.60% 2023	7,245	7,809
Philip Morris International Inc. 2.75% 2026	1,505	1,523
Philip Morris International Inc. 4.25% 2044	2,000	2,115
Procter & Gamble Co. 1.70% 2021	1,655	1,652
Procter & Gamble Co. 2.45% 2026	3,500	3,495
Reynolds American Inc. 2.30% 2018	1,990	2,017
Reynolds American Inc. 3.25% 2020	5,510	5,759
Reynolds American Inc. 3.25% 2022	6,150	6,258
The Income Fund of America — Page 27 of 41

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.00% 2022	$890	$959
Reynolds American Inc. 4.45% 2025	22,110	24,322
Reynolds American Inc. 5.70% 2035	3,760	4,563
Reynolds American Inc. 6.15% 2043	1,820	2,334
Reynolds American Inc. 5.85% 2045	10,200	12,810
SABMiller Holdings Inc. 4.95% 2042[5]	7,000	7,969
The JM Smucker Co. 3.00% 2022	2,850	2,968
Walgreens Boots Alliance, Inc. 2.60% 2021	16,805	17,032
Walgreens Boots Alliance, Inc. 3.30% 2021	13,000	13,629
Walgreens Boots Alliance, Inc. 3.10% 2023	900	912
Walgreens Boots Alliance, Inc. 3.45% 2026	1,770	1,809
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,106
Wal-Mart Stores, Inc. 3.30% 2024	10,755	11,531
WM. Wrigley Jr. Co 2.40% 2018[5]	1,200	1,218
WM. Wrigley Jr. Co 2.90% 2019[5]	1,285	1,324
WM. Wrigley Jr. Co 3.375% 2020[5]	22,500	23,633
		460,587
Total corporate bonds & notes		14,879,340
U.S. Treasury bonds & notes 5.72% U.S. Treasury 5.30%
U.S. Treasury 0.875% 2017	40,000	40,075
U.S. Treasury 0.625% 2018	120,000	119,698
U.S. Treasury 0.75% 2018	170,000	169,954
U.S. Treasury 0.75% 2018	18,000	17,989
U.S. Treasury 1.125% 2018	4,000	4,020
U.S. Treasury 0.875% 2019	93,000	92,844
U.S. Treasury 0.875% 2019	86,000	85,718
U.S. Treasury 1.00% 2019	25,000	25,044
U.S. Treasury 1.75% 2019	56,000	57,223
U.S. Treasury 3.625% 2019	90,000	96,557
U.S. Treasury 1.25% 2020	180,000	181,069
U.S. Treasury 1.375% 2020	85,000	85,541
U.S. Treasury 1.375% 2020	43,000	43,400
U.S. Treasury 1.375% 2020	40,000	40,276
U.S. Treasury 1.50% 2020	22,000	22,284
U.S. Treasury 1.625% 2020	43,864	44,561
U.S. Treasury 1.125% 2021	36,000	35,686
U.S. Treasury 1.25% 2021	99,058	98,764
U.S. Treasury 1.375% 2021	139,000	139,695
U.S. Treasury 1.375% 2021	3,648	3,662
U.S. Treasury 1.75% 2022	144,490	146,510
U.S. Treasury 2.00% 2022	104,000	106,864
U.S. Treasury 1.375% 2023	158,770	156,284
U.S. Treasury 6.25% 2023	69,000	89,878
U.S. Treasury 2.25% 2024	29,450	30,645
U.S. Treasury 2.00% 2025	513,475	522,589
U.S. Treasury 1.50% 2026	127,191	123,474
U.S. Treasury 1.625% 2026	156,271	153,780
U.S. Treasury 5.50% 2028	52,000	71,480
U.S. Treasury 4.50% 2036	36,185	49,264
U.S. Treasury 4.625% 2040	15,150	21,036
U.S. Treasury 4.375% 2041	20,800	28,061
The Income Fund of America — Page 28 of 41

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.75% 2041	$30,900	$43,826
U.S. Treasury 2.75% 2042	16,275	16,923
U.S. Treasury 2.75% 2042	10,900	11,347
U.S. Treasury 3.125% 2043	33,675	37,520
U.S. Treasury 3.00% 2044	161,350	175,570
U.S. Treasury 3.125% 2044	131,950	147,023
U.S. Treasury 3.375% 2044	148,415	173,039
U.S. Treasury 2.50% 2045	49,975	49,182
U.S. Treasury 2.875% 2045	929,150	986,200
U.S. Treasury 3.00% 2045	115,091	125,147
U.S. Treasury 3.00% 2045	51,200	55,672
U.S. Treasury 2.25% 2046	119,310	111,100
U.S. Treasury 2.50% 2046	267,847	263,272
U.S. Treasury 2.50% 2046	174,666	171,739
		5,271,485
U.S. Treasury inflation-protected securities 0.42%
U.S. Treasury Inflation-Protected Security 0.125% 2021[12]	34,551	35,252
U.S. Treasury Inflation-Protected Security 0.625% 2024[12]	61,933	64,736
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	54,366	55,800
U.S. Treasury Inflation-Protected Security 0.625% 2026[12]	46,585	48,625
U.S. Treasury Inflation-Protected Security 1.375% 2044[12]	101,610	117,948
U.S. Treasury Inflation-Protected Security 0.75% 2045[12]	8,540	8,600
U.S. Treasury Inflation-Protected Security 1.00% 2046[12]	77,663	83,790
		414,751
Total U.S. Treasury bonds & notes		5,686,236
Mortgage-backed obligations 1.90%
Aventura Mall Trust, Series A, 3.743% 2032[5,9,10]	4,900	5,248
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.552% 2049[9,10]	2,787	2,814
Bellemeade Re Ltd., Series 2015-1-A, Class M1, 3.034% 2025[5,9,10]	1,472	1,477
Connecticut Avenue Securities, Series 2015-C01, Class 1M1, 2.034% 2025[9,10]	487	488
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[5,9]	10,675	11,170
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035[9]	4,720	4,143
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 3.144% 2047[9,10]	3,384	2,476
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[9]	1,012	1,033
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class AM, 5.343% 2039[9]	2,625	2,622
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[9,10]	8,844	9,044
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[9,10]	10,000	10,142
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5,9]	84	85
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.367% 2031[5,9,10]	5,114	5,109
Fannie Mae 5.50% 2018[9]	9	9
Fannie Mae 6.00% 2021[9]	104	112
Fannie Mae 4.50% 2024[9]	1,455	1,569
Fannie Mae 5.50% 2024[9]	135	146
Fannie Mae 4.50% 2025[9]	1,329	1,425
Fannie Mae 4.50% 2025[9]	851	907
Fannie Mae 4.50% 2025[9]	835	902
Fannie Mae 4.50% 2025[9]	639	657
Fannie Mae 6.00% 2026[9]	2,448	2,804
Fannie Mae 7.00% 2026[9]	383	440
Fannie Mae 2.50% 2027[9]	1,164	1,200
The Income Fund of America — Page 29 of 41

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2027[9]	$862	$888
Fannie Mae 2.50% 2027[9]	854	881
Fannie Mae 2.50% 2027[9]	656	677
Fannie Mae 2.50% 2027[9]	477	491
Fannie Mae 2.50% 2027[9]	419	432
Fannie Mae 2.50% 2027[9]	386	398
Fannie Mae 2.50% 2028[9]	29,243	30,124
Fannie Mae 2.50% 2028[9]	10,397	10,715
Fannie Mae 2.50% 2028[9]	1,507	1,552
Fannie Mae 2.50% 2028[9]	1,323	1,363
Fannie Mae 2.50% 2028[9]	1,182	1,217
Fannie Mae 2.50% 2028[9]	1,091	1,124
Fannie Mae 2.50% 2028[9]	1,076	1,108
Fannie Mae 2.50% 2028[9]	980	1,010
Fannie Mae 2.50% 2028[9]	954	983
Fannie Mae 2.50% 2028[9]	704	725
Fannie Mae 2.50% 2028[9]	679	699
Fannie Mae 2.50% 2028[9]	591	608
Fannie Mae 2.50% 2028[9]	542	559
Fannie Mae 2.50% 2028[9]	446	460
Fannie Mae 2.50% 2028[9]	422	435
Fannie Mae 2.50% 2028[9]	398	409
Fannie Mae 2.50% 2028[9]	396	408
Fannie Mae 2.50% 2028[9]	388	399
Fannie Mae 2.50% 2028[9]	366	377
Fannie Mae 2.50% 2028[9]	363	374
Fannie Mae 2.50% 2028[9]	350	361
Fannie Mae 2.50% 2028[9]	349	360
Fannie Mae 2.50% 2028[9]	338	348
Fannie Mae 2.50% 2028[9]	249	257
Fannie Mae 2.50% 2028[9]	83	85
Fannie Mae 2.50% 2028[9]	45	46
Fannie Mae 6.00% 2028[9]	2,590	2,967
Fannie Mae 7.00% 2028[9]	877	1,019
Fannie Mae 7.00% 2028[9]	208	242
Fannie Mae 2.50% 2031[6,9]	124,250	127,650
Fannie Mae 2.50% 2032[6,9]	20,000	20,516
Fannie Mae 5.50% 2033[9]	390	442
Fannie Mae 3.00% 2035[9]	3,341	3,480
Fannie Mae 3.50% 2035[9]	2,732	2,890
Fannie Mae 5.50% 2035[9]	357	406
Fannie Mae 5.50% 2036[9]	2,389	2,723
Fannie Mae 6.00% 2036[9]	803	919
Fannie Mae 6.00% 2036[9]	647	743
Fannie Mae 6.00% 2036[9]	247	283
Fannie Mae 6.00% 2037[9]	10,653	12,203
Fannie Mae 6.00% 2037[9]	1,724	1,995
Fannie Mae 6.00% 2037[9]	1,312	1,503
Fannie Mae 6.00% 2037[9]	95	105
Fannie Mae 6.50% 2037[9]	623	723
Fannie Mae 6.50% 2037[9]	562	650
Fannie Mae 6.50% 2037[9]	379	426
Fannie Mae 6.50% 2037[9]	112	130
Fannie Mae 7.00% 2037[9]	283	314
Fannie Mae 7.00% 2037[9]	98	108
The Income Fund of America — Page 30 of 41

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.50% 2037[9]	$183	$206
Fannie Mae 7.50% 2037[9]	112	121
Fannie Mae 7.50% 2037[9]	86	93
Fannie Mae 5.50% 2038[9]	514	582
Fannie Mae 6.00% 2038[9]	2,452	2,817
Fannie Mae 6.00% 2038[9]	1,454	1,666
Fannie Mae 6.00% 2038[9]	1,248	1,433
Fannie Mae 4.50% 2039[9]	19,699	21,827
Fannie Mae 6.00% 2039[9]	1,373	1,573
Fannie Mae 6.50% 2039[9]	465	535
Fannie Mae 4.00% 2040[9]	10,120	10,952
Fannie Mae 4.00% 2040[9]	5,717	6,139
Fannie Mae 4.00% 2040[9]	414	451
Fannie Mae 4.50% 2040[9]	65	71
Fannie Mae 4.50% 2040[9]	37	41
Fannie Mae 5.00% 2040[9]	6,364	7,068
Fannie Mae 4.00% 2041[9]	8,485	9,214
Fannie Mae 4.00% 2041[9]	6,516	7,078
Fannie Mae 4.00% 2041[9]	662	719
Fannie Mae 4.00% 2041[9]	400	435
Fannie Mae 4.00% 2041[9]	310	337
Fannie Mae 4.00% 2041[9]	203	223
Fannie Mae 4.50% 2041[9]	201	220
Fannie Mae 5.00% 2041[9]	399	443
Fannie Mae 5.00% 2041[9]	378	420
Fannie Mae 5.00% 2041[9]	308	343
Fannie Mae 5.00% 2041[9]	266	296
Fannie Mae 3.50% 2042[9]	15,574	16,416
Fannie Mae 4.00% 2042[9]	7,501	8,145
Fannie Mae 4.00% 2042[9]	3,177	3,456
Fannie Mae 4.00% 2042[9]	1,082	1,178
Fannie Mae 4.00% 2043[9]	8,539	9,345
Fannie Mae 4.00% 2043[9]	8,011	8,775
Fannie Mae 4.00% 2043[9]	3,327	3,654
Fannie Mae 4.00% 2043[9]	3,215	3,518
Fannie Mae 4.00% 2043[9]	2,923	3,200
Fannie Mae 4.00% 2043[9]	2,871	3,143
Fannie Mae 4.00% 2043[9]	2,619	2,877
Fannie Mae 4.00% 2043[9]	2,227	2,423
Fannie Mae 3.50% 2045[9]	17,331	18,387
Fannie Mae 4.00% 2045[9]	67,286	72,092
Fannie Mae 4.00% 2045[9]	53,942	58,583
Fannie Mae 4.00% 2045[9]	8,709	9,459
Fannie Mae 3.00% 2046[6,9]	50,655	52,056
Fannie Mae 3.50% 2046[6,9]	32,770	34,407
Fannie Mae 3.50% 2046[9]	30,795	32,667
Fannie Mae 3.50% 2046[9]	9,899	10,398
Fannie Mae 3.50% 2046[9]	9,852	10,344
Fannie Mae 3.50% 2046[9]	1,652	1,740
Fannie Mae 4.00% 2046[6,9]	112,712	120,611
Fannie Mae 4.00% 2046[9]	26,116	27,993
Fannie Mae 4.00% 2046[9]	23,166	24,838
Fannie Mae 4.00% 2046[6,9]	15,000	16,065
Fannie Mae 4.00% 2046[9]	7,664	8,216
Fannie Mae 4.00% 2046[9]	3,991	4,295
The Income Fund of America — Page 31 of 41

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2046[9]	$21,298	$23,361
Fannie Mae 4.50% 2046[9]	6,664	7,305
Fannie Mae 6.50% 2047[9]	467	528
Fannie Mae 6.50% 2047[9]	330	373
Fannie Mae 6.50% 2047[9]	289	327
Fannie Mae 6.50% 2047[9]	183	207
Fannie Mae 6.50% 2047[9]	122	138
Fannie Mae 6.50% 2047[9]	78	88
Fannie Mae 7.00% 2047[9]	519	594
Fannie Mae 7.00% 2047[9]	287	328
Fannie Mae 7.00% 2047[9]	192	219
Fannie Mae 7.00% 2047[9]	100	115
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[9,10]	4,285	4,354
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[9]	12,231	12,552
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[9]	7,000	7,266
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[9,10]	8,367	8,955
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[9,10]	9,215	10,016
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[9,10]	7,990	8,482
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.471% 2024[9,10]	10,000	10,864
Fannie Mae, Series 2001-4, Class GA, 9.357% 2025[9,10]	54	61
Fannie Mae, Series 2001-4, Class NA, 9.669% 2025[9,10]	1	1
Fannie Mae, Series 2001-20, Class E, 9.585% 2031[9,10]	56	61
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[9]	3,825	4,280
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[9]	2,062	2,287
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	340	391
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[9]	327	382
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[9]	212	249
Fannie Mae, Series 2002-W1, Class 2A, 6.169% 2042[9,10]	558	653
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B1, 7.75% 2027[9]	7	7
Freddie Mac 5.00% 2023[9]	1,596	1,714
Freddie Mac 5.00% 2023[9]	1,592	1,710
Freddie Mac 5.00% 2023[9]	1,432	1,541
Freddie Mac 5.00% 2023[9]	559	604
Freddie Mac 3.50% 2034[9]	28,060	29,684
Freddie Mac 3.00% 2035[9]	12,552	13,068
Freddie Mac 3.50% 2035[9]	26,251	27,775
Freddie Mac 3.50% 2035[9]	21,234	22,467
Freddie Mac 3.50% 2035[9]	3,502	3,706
Freddie Mac 4.50% 2035[9]	10,860	11,883
Freddie Mac 5.50% 2037[9]	397	449
Freddie Mac 5.50% 2038[9]	1,320	1,496
Freddie Mac 6.50% 2038[9]	1,435	1,645
Freddie Mac 4.50% 2039[9]	1,007	1,105
Freddie Mac 5.00% 2039[9]	2,671	3,012
Freddie Mac 5.00% 2039[9]	1,558	1,740
Freddie Mac 5.00% 2039[9]	954	1,055
Freddie Mac 5.50% 2039[9]	633	714
Freddie Mac 4.50% 2040[9]	23,647	25,887
Freddie Mac 4.00% 2041[9]	1,686	1,803
Freddie Mac 4.50% 2041[9]	2,161	2,367
Freddie Mac 4.50% 2041[9]	1,918	2,106
Freddie Mac 4.50% 2041[9]	1,692	1,853
Freddie Mac 5.00% 2041[9]	158	175
Freddie Mac 4.50% 2042[9]	3,726	4,078
Freddie Mac 4.50% 2042[9]	2,214	2,423
The Income Fund of America — Page 32 of 41

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2043[9]	$5,736	$6,225
Freddie Mac 4.00% 2043[9]	5,617	6,103
Freddie Mac 4.00% 2043[9]	4,567	4,993
Freddie Mac 4.00% 2043[9]	3,196	3,474
Freddie Mac 4.00% 2043[9]	2,791	3,066
Freddie Mac 4.00% 2043[9]	2,348	2,530
Freddie Mac 3.50% 2045[9]	32,637	34,894
Freddie Mac 4.00% 2045[9]	32,693	35,481
Freddie Mac 3.50% 2046[9]	45,254	47,564
Freddie Mac 3.50% 2046[9]	25,580	26,886
Freddie Mac 3.50% 2046[9]	14,668	15,414
Freddie Mac 4.00% 2046[9]	57,577	61,783
Freddie Mac 4.00% 2046[9]	14,272	15,286
Freddie Mac 4.50% 2046[9]	15,239	16,736
Freddie Mac 4.50% 2046[9]	6,262	6,872
Freddie Mac, Series 2890, Class KT, 4.50% 2019[9]	7,106	7,307
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[9]	8,000	8,199
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	8,280	8,546
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[9]	7,000	7,326
Freddie Mac, Series 2289, Class NB, 9.00% 2022[9,10]	6	6
Freddie Mac, Series 2013-DN2, Class M1, 1.984% 2023[9,10]	1,333	1,340
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[9]	10,332	10,720
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[9]	9,800	10,495
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[9,10]	9,150	10,029
Freddie Mac, Series 2013-DN1, Class M1, 3.934% 2023[9,10]	1,712	1,743
Freddie Mac, Series 2014-HQ2, Class M1, 1.984% 2024[9,10]	2,135	2,146
Freddie Mac, Series 2014-HQ2, Class M2, 2.734% 2024[9,10]	5,815	5,955
Freddie Mac, Series 2014-DN4, Class M2, 2.934% 2024[9,10]	2,208	2,216
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	26,000	27,738
Freddie Mac, Series 2015-HQ2, Class M2, 2.484% 2025[9,10]	3,600	3,668
Freddie Mac, Series K049, Class A2, multifamily 3.01% 2025[9]	15,000	15,920
Freddie Mac, Series 3257, Class PA, 5.50% 2036[9]	4,239	4,803
Freddie Mac, Series 3286, Class JN, 5.50% 2037[9]	3,379	3,785
Freddie Mac, Series 3318, Class JT, 5.50% 2037[9]	1,894	2,123
Government National Mortgage Assn. 10.00% 2021[9]	129	139
Government National Mortgage Assn. 10.00% 2025[9]	102	109
Government National Mortgage Assn. 4.50% 2041[9]	1,221	1,322
Government National Mortgage Assn. 4.00% 2045[9]	6,255	6,716
Government National Mortgage Assn. 4.50% 2045[9]	6,771	7,323
Government National Mortgage Assn. 3.50% 2046[6,9]	6,000	6,346
Government National Mortgage Assn. 4.50% 2046[9]	2,391	2,586
Government National Mortgage Assn. 4.50% 2046[6,9]	2,000	2,159
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% 2039[9]	3,074	3,084
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[9,10]	7,879	8,107
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019[9]	294	293
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[5,9]	5,457	5,457
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 3.037% 2036[9,10]	5,046	4,350
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[9]	17,000	17,051
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.715% 2049[9,10]	11,604	11,738
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.715% 2049[9,10]	10,077	10,199
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[9]	3,730	3,822
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.040% 2051[9,10]	20,950	21,574
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5,9]	4,498	4,835
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.387% 2040[9]	7,588	7,651
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43% 2040[9]	4,990	5,020
The Income Fund of America — Page 33 of 41

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[9,10]	$18,000	$18,250
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[9,10]	10,035	10,296
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.828% 2050[9,10]	3,279	3,327
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.873% 2049[9,10]	10,959	11,169
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[5,9]	8,745	9,241
National Australia Bank 1.25% 2018[5,9]	5,000	4,998
Station Place Securitization Trust, Series 2016-3, Class A, 1.624% 2048[3,5,9,10]	10,500	10,500
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 3.235% 2036[9,10]	3,113	2,544
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342% 2043[9]	7,906	7,936
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[9,10]	19,050	19,261
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.703% 2049[9,10]	8,500	8,609
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 5.959% 2051[9,10]	8,500	8,656
		1,888,460
Asset-backed obligations 0.39%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,9]	10,500	10,600
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[5,9]	10,000	10,097
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[5,9]	5,680	5,733
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[9]	7,155	7,180
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[9]	4,916	4,913
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[9]	4,057	4,059
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 2021[9]	6,000	6,065
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[5,9]	2,705	2,715
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[5,9]	1,122	1,129
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[5,9]	1,649	1,650
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[9]	8,230	8,272
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[9]	8,000	8,028
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[9]	5,521	5,527
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 2019[9]	23,000	22,999
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[9]	41,310	41,277
Chesapeake Funding LLC, Series 2014-1A, Class A, 0.939% 2026[5,9,10]	2,545	2,544
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.674% 2020[9,10]	14,000	14,174
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[5,9]	10	10
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[5,9,10]	1,145	1,180
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, 0.675% 2037[9,10]	1,399	1,261
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.685% 2037[9,10]	2,485	2,309
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[5,9]	7,970	8,022
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[5,9]	8,900	9,008
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[5,9]	7,225	7,374
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[5,9]	10,000	10,228
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[5,9]	323	323
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[9]	2,461	2,461
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[5,9]	2,405	2,449
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[5,9]	6,300	6,392
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[5,9]	10,110	10,316
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,9]	10,500	10,560
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[5,9]	16,000	16,314
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[5,9]	17,160	17,636
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[9]	7,780	7,842
Hertz Fleet Lease Funding LP, Series 2014-1A, 0.929% 2028[5,9,10]	1,056	1,056
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[5,9]	8,500	8,467
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[5,9]	6,290	6,329
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[5,9]	7,518	7,626
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[5,9]	2,210	2,231
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.734% 2037[9,10]	12,880	1,312
The Income Fund of America — Page 34 of 41

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 2018[9]	$3,771	$3,770
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, 0.694% 2037[9,10]	1,440	1,284
RAMP Trust, Series 2003-RZ4, Class A-7, 5.29% 2033[9,10]	83	86
Santander Drive Auto Receivables Trust, Series 2014-5, Class A3, 1.15% 2019[9]	353	352
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[9]	4,967	4,976
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[9]	5,000	5,038
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[9]	16,550	16,740
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[9]	5,340	5,403
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[9]	2,430	2,465
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[9]	6,915	7,009
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[5,9]	7,328	7,489
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[5,9]	12,077	11,886
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[5,9]	2,823	2,770
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[5,9]	6,075	6,090
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3 0.95% 2019[9]	7,157	7,146
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[9]	3,658	3,660
		383,832
Bonds & notes of governments & government agencies outside the U.S. 0.07%
CPPIB Capital Inc. 1.25% 2019[5]	3,900	3,887
Hungary 6.25% 2020	3,410	3,824
Saudi Arabia (Kingdom of) 3.25% 2026[5]	12,000	11,844
Spain (Kingdom of) 4.00% 2018[5]	31,765	32,850
United Mexican States 3.60% 2025	6,000	6,120
United Mexican States 4.125% 2026	6,900	7,297
United Mexican States 5.55% 2045	3,500	3,933
		69,755
Federal agency bonds & notes 0.06%
CoBank, ACB 1.45% 2022[5,10]	3,700	3,524
Fannie Mae 6.25% 2029	32,000	45,447
Federal Home Loan Bank 0.875% 2018	12,860	12,860
		61,831
Municipals 0.04%
State of California, Various Purpose G.O. Bonds, 6.20% 2019	24,675	27,477
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	6,000	6,262
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,358
		42,097
Total bonds, notes & other debt instruments (cost: $22,324,697,000)		23,011,551
Short-term securities 5.60%
Apple Inc. 0.52% due 1/11/2017[5]	17,000	16,984
CAFCO, LLC 0.88%–1.22% due 11/21/2016–2/23/2017[5]	85,000	84,898
Caterpillar Financial Services Corp. 0.45% due 11/10/2016	65,000	64,993
Chariot Funding, LLC 1.00% due 1/17/2017[5]	25,000	24,952
Chevron Corp. 0.60% due 12/14/2016[5]	100,000	99,946
Ciesco LLC 0.81%–1.23% due 11/16/2016–2/23/2017[5]	90,000	89,856
Coca-Cola Co. 0.68%–0.69% due 12/7/2016–1/12/2017[5]	150,000	149,902
Estée Lauder Companies Inc. 0.50% due 11/7/2016[5]	20,000	19,998
The Income Fund of America — Page 35 of 41

unaudited
Short-term securities	Principal amount (000)	Value (000)
ExxonMobil Corp. 0.50% due 11/17/2016	$50,000	$49,992
Fannie Mae 0.41%–0.53% due 1/5/2017–2/1/2017	200,000	199,863
Federal Farm Credit Banks 0.44%–0.57% due 12/13/2016–5/25/2017	360,000	359,267
Federal Home Loan Bank 0.29%–0.63% due 11/4/2016–5/25/2017	2,095,692	2,093,740
Freddie Mac 0.36%–0.48% due 11/10/2016–2/2/2017	463,400	463,240
GE Capital Treasury Services (U.S.) LLC 0.51%–0.53% due 11/15/2016–11/29/2016	90,000	89,976
General Electric Co. 0.35% due 11/1/2016	18,000	18,000
IBM Corp. 0.52%–0.63% due 12/1/2016–12/27/2016[5]	151,300	151,227
Microsoft Corp. 0.49%–0.74% due 11/3/2016–2/14/2017[5]	162,700	162,519
Pfizer Inc. 0.52% due 12/12/2016[5]	45,200	45,178
Private Export Funding Corp. 0.44%–0.66% due 11/1/2016–11/2/2016[5]	129,100	129,098
Qualcomm Inc. 0.51% due 11/16/2016[5]	50,000	49,991
U.S. Treasury Bills 0.30%–0.45% due 11/17/2016–2/23/2017	956,000	955,339
United Parcel Service Inc. 0.60% due 12/1/2016[5]	50,000	49,981
Wells Fargo Bank, N.A. 0.86%–1.05% due 11/3/2016–1/20/2017	190,000	190,047
York County, National Rural Utilities Cooperative Fin. Corp., Pollution Control Rev. Commercial Paper, Series 2000 1.00% due 11/1/2016	4,000	4,000
Total short-term securities (cost: $5,562,142,000)		5,562,987
Total investment securities 100.34% (cost: $83,978,131,000)		99,724,282
Other assets less liabilities (0.34)%		(341,385)
Net assets 100.00%		$99,382,897
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $867,757,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 10/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	11/17/2016	JPMorgan Chase	$99,494	A$130,000	$647
Australian dollars	12/21/2016	HSBC Bank	$39,802	A$52,300	70
British pounds	11/3/2016	HSBC Bank	$34,345	£26,450	1,969
British pounds	11/7/2016	Bank of America, N.A.	$560,996	£440,000	22,365
British pounds	11/7/2016	Barclays Bank PLC	$253,177	£195,043	14,414
British pounds	11/7/2016	HSBC Bank	$253,134	£195,043	14,370
British pounds	11/16/2016	JPMorgan Chase	$17,893	£14,150	568
British pounds	11/16/2016	HSBC Bank	$28,480	£22,900	442
British pounds	11/16/2016	Citibank	$32,007	£25,900	295
British pounds	11/17/2016	Bank of America, N.A.	$32,381	£26,550	(127)
British pounds	11/18/2016	Bank of America, N.A.	$11,230	£9,200	(34)
British pounds	11/18/2016	Citibank	$38,065	£31,200	(137)
British pounds	12/7/2016	JPMorgan Chase	$149,591	£122,500	(471)
					$54,371
The Income Fund of America — Page 36 of 41

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended October 31, 2016, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/2016 (000)
Iron Mountain Inc.	13,724,780	—	—	13,724,780	$6,657	$462,937
Iron Mountain Inc. 6.00% 2020[5]	$31,925,000	—	—	$31,925,000	482	33,880
Iron Mountain Inc. 5.75% 2024	$4,325,000	—	—	$4,325,000	67	4,455
Iron Mountain Inc. 6.00% 2023	$950,000	—	—	$950,000	14	1,014
Hubbell Inc.	3,430,000	—	—	3,430,000	2,161	358,504
Nokian Renkaat Oyj	4,200,161	2,615,000	—	6,815,161	—	228,705
Outfront Media Inc.	9,064,824	—	—	9,064,824	3,082	194,984
CBS Outdoor Americas Inc. 5.25% 2022	$29,500,000	—	$750,000	$28,750,000	387	29,864
CBS Outdoor Americas Inc. 5.625% 2024	$3,396,000	—	—	$3,396,000	48	3,545
TalkTalk Telecom Group PLC	58,421,891	—	—	58,421,891	—	145,591
Corporate Risk Holdings LLC 9.50% 2019[5]	$45,000,000	—	—	$45,000,000	1,069	46,462
Corporate Risk Holdings I, Inc.[1,3]	2,205,215	—	—	2,205,215	—	19,207
Corporate Risk Holdings LLC 13.50% 2020[3,5,7]	$14,211,162	—	—	$14,211,162	409	15,996
Corporate Risk Holdings Corp.[1,3]	11,149	—	—	11,149	—	—
Redwood Trust, Inc.	5,444,717	—	—	5,444,717	1,525	76,553
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	339	46,352
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,7,8,9,10]	$23,162,785	$651,131	—	$23,813,916	711	22,549
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[3,8,9,10]	$11,767,250	—	$30,250	$11,737,000	165	11,678
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[3,8,9,10]	$9,200,000	—	—	$9,200,000	235	9,154
Rotech Healthcare Inc.[1,3]	543,172	—	—	543,172	—	1,542
CEVA Group PLC, Series A-1, 3.88% convertible preferred[1,3,4]	29,937	—	—	29,937	—	12,349
CEVA Group PLC[1,3,4]	35,229	—	—	35,229	—	10,568
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[8,9,10]	$6,924,360	—	$17,710	$6,906,650	37	5,525
CEVA Group PLC, Series A-2, 2.88% convertible preferred[1,3,4]	13,633	—	—	13,633	—	4,090
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[8,9,10]	$5,020,161	—	$12,839	$5,007,322	19	4,006
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[8,9,10]	$4,870,074	—	—	$4,870,074	79	3,896
CEVA Group PLC 7.00% 2021[5]	$2,250,000	—	—	$2,250,000	40	1,834
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[8,9,10]	$865,544	—	$2,213	$863,331	3	691
CEVA Group PLC 9.00% 2021[5]	$1,050,000	—	—	$1,050,000	24	686
NII Holdings, Inc.[1]	7,694,703	—	2,500,614	5,194,089	—	12,726
R.R. Donnelley & Sons Co.[13]	13,345,400	—	10,456,694	2,888,706	3,470	—
R.R. Donnelley & Sons Co. 6.50% 2023[13]	$14,280,000	—	—	$14,280,000	247	—
R.R. Donnelley & Sons Co. 7.00% 2022[13]	$19,500,000	—	$18,023,000	$1,477,000	234	—
R.R. Donnelley & Sons Co. 7.25% 2018[13]	$2,000,000	—	$2,000,000	—	20	—
R.R. Donnelley & Sons Co. 7.625% 2020[13]	$3,700,000	—	—	$3,700,000	71	—
The Income Fund of America — Page 37 of 41

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/2016 (000)
R.R. Donnelley & Sons Co. 7.875% 2021[13]	$23,445,000	—	—	$23,445,000	$465	$—
R.R. Donnelley & Sons Co. 8.25% 2019[13]	$2,475,000	—	$2,475,000	—	33	—
					$22,093	$1,769,343
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $170,383,000, which represented .17% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,283,019,000, which represented 6.32% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $515,093,000, which represented .52% of the net assets of the fund.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Coupon rate may change periodically.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Unaffiliated issuer at 10/31/2016.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.88% convertible preferred	4/3/2013	$29,938	$12,349.01%
CEVA Group PLC	11/24/2015	34,036	10,568.01
CEVA Group PLC, Series A-2, 2.88% convertible preferred	5/2/2013	13,172	4,090	_
Total private placement securities		$ 77,146	$ 27,007.02%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Income Fund of America — Page 38 of 41

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
The Income Fund of America — Page 39 of 41

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$10,081,581	$10,568	$2	$10,092,151
Information technology	9,284,552	—	19,207	9,303,759
Consumer staples	8,275,331	—	—	8,275,331
Health care	7,227,156	—	1,542	7,228,698
Energy	6,003,697	—	—	6,003,697
Financials	5,811,842	—	—	5,811,842
Consumer discretionary	4,871,510	—	15	4,871,525
Real estate	4,000,204	—	—	4,000,204
Materials	3,668,613	14,151	—	3,682,764
Telecommunication services	3,629,082	—	—	3,629,082
Utilities	3,426,326	—	—	3,426,326
Miscellaneous	2,902,842	—	22,685	2,925,527
Preferred securities	443,980	—	—	443,980
Rights & warrants	—	1,104	—	1,104
Convertible stocks	680,356	16,439	—	696,795
Convertible bonds	—	756,959	—	756,959
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	14,819,963	59,377	14,879,340
U.S. Treasury bonds & notes	—	5,686,236	—	5,686,236
Mortgage-backed obligations	—	1,888,460	—	1,888,460
Asset-backed obligations	—	383,832	—	383,832
Bonds & notes of governments & government agencies outside the U.S.	—	69,755	—	69,755
Federal agency bonds & notes	—	61,831	—	61,831
Municipals	—	42,097	—	42,097
Short-term securities	—	5,562,987	—	5,562,987
Total	$70,307,072	$29,314,382	$102,828	$99,724,282

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$55,140	$—	$55,140
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(769)	—	(769)
Total	$—	$54,371	$—	$54,371
*	Forward currency contracts are not included in the investment portfolio.
The Income Fund of America — Page 40 of 41

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$17,524,845
Gross unrealized depreciation on investment securities	(1,880,608)
Net unrealized appreciation on investment securities	15,644,237
Cost of investment securities	84,080,045

Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
Auth. = Authority
£ = British pounds
CAD = Canadian dollars
Dev. = Development
Econ. = Economic
Facs. = Facilities
FDR = Fiduciary Depositary Receipts
G.O. = General Obligation
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-006-1216O-S54109	The Income Fund of America — Page 41 of 41

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 27, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 27, 2016